Filed with the Securities and Exchange Commission on January 8, 2002

                                        1933 Act Registration File No. 333-43792
                                                     1940 Act File No. 811-10057

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           |X|

                     Pre-Effective Amendment No.                             |X|
                                                 --

                    Post-Effective Amendment No. 3                           |X|
                                                ---

                                       and

           REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   |X|

                    Amendment No. 5                                          |X|
                                 ---

                        (Check appropriate box or boxes.)

                                  EVEREST FUNDS
                                  -------------
               (Exact Name of Registrant as Specified in Charter)

                               5805 S. 86th Circle
                              Omaha, Nebraska 68127
               (Address of Principal Executive Offices) (Zip Code)

      (Registrant's Telephone Numbers, Including Area Code) (402) 593-4513

                                   Vinod Gupta
                               5805 S. 86th Circle
                              Omaha, Nebraska 68127
                     (Name and Address of Agent for Service)

                                   Copies to:

          John Baker, Esq.                        Chad E. Fickett, Esq.
 Stradley Ronon Stevens & Young, LLP        Firstar Mutual Fund Services, LLC
  1220 19th Street, N.W., Suite 700        615 East Michigan Street, 2nd Floor
        Washington, DC 20036                       Milwaukee, WI 53211

                         As soon as practical after the
                       effective date of this Registration
                          Statement Approximate Date of
                            Proposed Public Offering

                          Shares of Beneficial Interest
                          -----------------------------
                     (Title of Securities Being Registered)


It is proposed that this filing will become effective

        X      immediately upon filing pursuant to paragraph (b)
      -----

               on                    pursuant to paragraph (b)
      -------     ------------------

               60 days after filing pursuant to paragraph (a)(1)
      -------

               on                    pursuant to paragraph (a)(1)
      -------     ------------------

               75 days after filing pursuant to paragraph (a)(2)
      -------

               on                    pursuant to paragraph (a)(2) of Rule 485.
      -------     -------------------




                                   PROSPECTUS


                                 January 8, 2002



                              EVEREST AMERICA FUND

                          A series of the Everest Funds


The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


                              ---------------------
                                TABLE OF CONTENTS
                              ---------------------


Goals and Principal Investment Strategies......................................1

Principal Investment Risks.....................................................1

Performance Information........................................................3

Fees and Expenses..............................................................3

How the Fund Invests...........................................................4

   TEMPORARY INVESTMENTS.......................................................5

Management of the Fund.........................................................5

Determination of Net Asset Value...............................................6

Buying Shares..................................................................7

   METHODS OF BUYING...........................................................7

Redeeming Shares...............................................................8

   METHODS OF SELLING..........................................................8

Distribution of Fund Shares...................................................11

Distributions and Taxes.......................................................12

Financial Highlights..........................................................13


Goals and Principal Investment Strategies
--------------------------------------------------------------------------------

The Everest America Fund (the "Fund") pursues a goal of long-term capital growth. The Fund's goals and strategies may be changed by action of the Board of Trustees of the Everest Funds (the "Trust") without shareholder approval.

The Fund seeks to meet its goal by investing primarily in common stocks selected for their growth potential. The manager or sub-adviser selects companies with growth potential based on various financial and fundamental criteria, such as strong balance sheets or prominent market positions. Under normal market conditions, the Fund will invest in the securities of companies of any size. The Fund's investments mainly consist of common stocks, preferred stocks and convertible securities. The Fund may also, from time to time, invest its assets to a limited extent in American Depositary Receipts ("ADRs") and securities of foreign companies. The Fund normally concentrates its investment in a core group of 30 to 50 common stocks.

The Fund cannot guarantee that it will achieve its goals. For more information, see "How the Fund Invests" on page 4 of this prospectus.

Principal Investment Risks
--------------------------------------------------------------------------------

You should be aware that you may lose money by investing in the Fund. The principal risks of investing in the Fund are discussed below.

|X|  Investment in Common Stocks
     The Fund invests in common stocks. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including expectations regarding government, economic, monetary, and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic, and banking crises. If you held common stocks of any given issuer, you would generally be exposed to greater risk than if you held preferred stocks and debt obligations of the issuer because common stockholders generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders, and other creditors of such issuers.

|X|  Liquidity Risks
     The Fund is subject to liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the sale of illiquid securities at an advantageous time or price. To the extent that the Fund invests in securities of companies with smaller market capitalization or securities with substantial market risk, they will have a greater exposure to liquidity risk.

|X|  Management Selection Risk
     The share price of the Fund changes daily based on the performance of the securities in which it invests. The ability of the Fund to meet its investment objective is directly related to the manager or sub-adviser's allocation of the Fund's assets. The manager or sub-adviser's judgments about the attractiveness, value and potential appreciation of particular companies' stocks in which the Fund is invested may prove to be incorrect and there is no guarantee that the manager or sub-adviser's judgment will produce the desired results.

|X|  Technology Risk
     To the extent that the Fund invests in technology related stocks, it is subject to special technology risks. Technology related companies face risks such as competitive pressures and technological obsolescence and may be subject to greater governmental regulation than many other industries. The value of the Fund's shares may be susceptible to factors affecting the technology areas and to greater risk and market fluctuation than an investment in a fund that invests in a broader range of portfolio securities. Furthermore, companies within the technology industries face greater risks of competition from new market entrances and increased research and development costs. Companies in these areas are often dependent upon consumer and business acceptance as new technologies evolve.

|X|  Non-Diversification Risk
     The Fund is "non-diversified," which means that more of the Fund's assets may be invested in the securities of a single issuer than a diversified fund. This may make the value of the Fund's shares more susceptible to certain risks than shares of a diversified fund. As a non-diversified Fund, it has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

|X|  Small and Medium Capitalization Risks
     The Fund may wish to take advantage of attractive investment opportunities of start-up companies or companies with small and medium size market capitalization. Such companies are subject to certain risks such as narrower markets, fewer products or services to offer and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund's assets. Because the Fund concentrates its investment in a core group of 30 to 50 common stocks, the business failure of any small or medium size companies in that group can cause even greater volatility to the Fund.

|X|  Initial Public Offerings
     The Fund may invest a small percentage of its assets in initial public offerings ("IPOs"). By definition, IPOs have not traded publicly until the time of their offerings. Special risks associated with IPOs may include a limited number of shares available for trading, unseasoned trading, lack of investor knowledge of the company, and limited operating history, all of which may contribute to price volatility. Many IPOs are issued by undercapitalized companies of small or microcap size. Investments in IPOs may have a magnified performance impact relative to other investments.

|X|  Foreign Securities
     The Fund may invest in foreign securities directly or through ADRs. Investments in these types of securities involve certain inherent risks that could increase the potential for loss in the Fund. For example, the Fund may be affected by the value of the local currency relative to the U.S. dollar. Also, U.S. dollar denominated securities of foreign issuers may also be affected by certain currency risks. Accordingly, the Fund will not hold foreign currency as an investment or invest in foreign currency contracts.

     In addition, foreign investments may be subject to heightened political and economic risks, particularly in countries with unstable governments, immature economic structures, different legal systems, economies based on few industries, and national policies restricting investments by foreigners. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the Fund's assets from that country.

     Finally, foreign issuers may not be subject to the same uniform accounting, auditing, or financial reporting standards and practices applicable to domestic issuers, and there may be less publicly available information about foreign issuers. Foreign securities markets may also be less liquid and more volatile than domestic markets, which may result in delays in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

|X|  Interest Rate Risk
     The market value of certain fixed income securities will fluctuate with changes in interest rates. For example, when interest rates rise, the market value of convertible debt securities declines. If the market value of certain of the Fund's investments decreases, investors may lose money.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information
--------------------------------------------------------------------------------

Because the Fund has recently commenced operations and has been in operation for less than a calendar year, there is no performance information available at this time.

Fees and Expenses
--------------------------------------------------------------------------------

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Total Annual Fund Operating Expenses are based, in part, on estimated expenses.


---------------------------------------------------------------- ---------------
 Shareholder Fees (fees paid directly from your investment)      Everest America
                                                                      Fund
---------------------------------------------------------------- ---------------
        Maximum Sales Charge (Load) on Purchases                      None
        Maximum Deferred Sales Charge (Load) on Redemptions           None
        Redemption Fee (as a percentage of amount redeemed)(1)        0.50%
        Maximum Account Fee(2)                                        None

Annual Fund Operating Expenses (expenses deducted from           Everest America
Fund assets)                                                          Fund
---------------------------------------------------------------- ---------------
         Management Fees                                              1.00%
         Distribution and/or Service (12b-1) Fees                     0.25%
         Other Expenses(3)                                            9.55%
         Total Annual Fund Operating Expenses(4)                     10.80%
---------------------------------------------------------------- ---------------

(1) The Fund charges a redemption fee of 0.50% on shares you have held for less than 90 days.
(2)  IRA accounts are charged a maximum account fee of $12.50 per year.
(3)  Other expenses are based on estimates for the current fiscal year.
(4) The manager has voluntarily agreed to waive all or a portion of its management fee and/or reimburse expenses to limit the Total Annual Operating Expenses for shares of the Fund to 1.25%. These expense limitations are not reflected in the table above or example below. The manager may choose to terminate these waivers or revise the limits on Total Annual Operating Expenses at any time.

Example
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

1. You invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares of such Fund at the end of those periods,
2.   You reinvested all dividends and capital gain distributions,
3.   Your investment has a 5% return each year, and
4.   The applicable Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

------------------------------- ----------- ------------ ----------- -----------
                                  1 Year      3 Years     5 Years     10 Years
                                  ------      -------     -------     --------
------------------------------- ----------- ------------ ----------- -----------
Everest America Fund              $1,049      $2,967        N/A         N/A
------------------------------- ----------- ------------ ----------- -----------

How the Fund Invests
--------------------------------------------------------------------------------

Market Capitalization: The most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding.

The Fund seeks to meet its goal by investing primarily in common stocks selected for their growth potential. Under normal market conditions, the Fund will invest at least 80% of its assets in the equity securities of U.S. companies of any size, including companies with small, medium or large capitalization. The Fund considers U.S. companies to be those companies that are headquartered inside the United States, derive more than 50% of their gross revenues in the United States, or have more than 50% of their assets inside of the United States.

The Fund's investment in equity securities may include common stocks, preferred stocks and convertible securities. The convertible securities in which the Fund may invest will be investment grade or better. Investment grade securities are those rated, at the time of purchase, in one of the four highest rating categories by a nationally recognized statistical rating organization ("NRSRO") or determined to be of comparable quality by the manager or sub-adviser if the security is unrated. The Fund may also invest up to 20% of its assets in ADRs and equity securities of foreign issuers. ADRs are equity securities traded on U.S. exchanges that are generally issued by banks or trust companies to evidence ownership of foreign equity securities. Typically, however, the Fund concentrates its investment in a core group of 30 to 50 common stocks.

The manager or sub-adviser uses a "bottom up" approach to selecting companies, which means that the manager or sub-adviser seeks to identify, on an individual basis, companies with earnings growth potential that may not be recognized by the market at large. The manager selects stocks of companies that it believes have potential for growth in light of certain corporate characteristics, such as:

      o  price/earnings ratio;            o  experienced management; and
      o  market leadership;               o  proprietary products, processes
      o  strong balance sheet;               and/or services.


Generally, the types of growth companies in which the Fund intends to invest are those that the manager or sub-adviser believes are, or are likely to become, financially sound or leaders in their respective industries, or will likely develop a historical record of consistent growth and stability of earnings.

The above factors, however, are not limiting factors in the selection of securities for the Fund. Furthermore, while the Fund invests primarily in domestic equity securities, the Fund may invest, to a limited degree, in other types of domestic (and foreign) securities and use other, non-principal investment strategies. Such investments and/or strategies may include:

      o  debt securities;                       o  short sales;
      o  other investment companies;            o  purchases on margin; and
      o  securities issued on a when-issued,    o  options investing, such as
         delayed delivery or forward commitment    writing covered call options
         basis;                                    and/or purchasing covered put
                                                   options.

The Fund's investments in debt securities will consist of securities rated investment grade or better and will generally possess short-term to intermediate maturities. Short-term securities are those securities that generally have a maturity of less than three years. Intermediate-term securities generally mature between three and ten years.

Temporary Investments
When the manager or sub-advisor believes market or economic conditions are unfavorable for investors, the Fund may invest up to 100% of its assets in a temporary defensive manner or hold a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments, such as money market fund shares, money market instruments, and/or high quality short-term debt securities. The manager or sub-adviser may also invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. When the Fund's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested in common stocks. In these circumstances, the Fund may be unable to achieve its investment goal.

Management of the Fund
--------------------------------------------------------------------------------

Manager
The manager, Everest Funds Management, LLC, subject to the general supervision of the Everest Funds' Board of Trustees, is the investment adviser to the Fund and is responsible for the day-to-day management of the Fund in accordance with the Fund's objectives and policies. This includes making investment decisions, and buying and selling securities. The manager is located at 5805 S. 86th Circle, Omaha, Nebraska 68127. As of the date of this Prospectus, the only discretionary assets under management of the manager are the assets of the Fund.

In exchange for its services, the manager is entitled to receive an annual management fee, calculated daily and payable monthly, equal to 1.00% of the average daily net assets of the Fund. The manager has voluntarily agreed that in the event that the Fund's operating expenses (including the management fee but excluding taxes, interest, brokerage and extraordinary expenses, if any) exceed 1.25% of the Fund's average net assets, on an annual basis, the manager will reduce the amount of the management fee or assume expenses of the Fund in the amount of such excess. No sales charges or commissions are payable in connection with the sale of the Fund's shares.

Sub-Adviser
The manager has entered into a sub-advisory agreement with Pflug Koory, LLC, to assist it in the day-to-day management and provide other advisory services to the Fund. These services include developing and maintaining an investment program for the Fund, making investment decisions with the assets of the Fund, and placing all orders for the purchase and sale of securities on behalf of the Fund. The sub-adviser is located at 14441 Dupont Court, Suite 100, Omaha, Nebraska 68144.

In exchange for its services to the manager, the sub-adviser is entitled to receive an annual management fee calculated daily and payable monthly, equal to 0.25% of the average daily net assets of the Fund. The sub-adviser fees are paid directly by the manager out of the manager's annual advisory fees.

Portfolio Managers

|X| Douglas M. Larson, Chief Investment Officer of the manager, serves as lead portfolio manager to the Fund and is primarily responsible for the day-to-day management of the Fund's portfolio. Prior to joining the manager, Mr. Larson served as a Vice President and Senior Trust Officer of Commercial Federal Bank in Omaha, Nebraska, from June 1999 through April 2000. Prior to that, he served as Senior Vice President and Senior Trust Officer at Marquette Bank from April 1996 through June 1999. Prior to that, Mr. Larson served as a Trust Department Manager and Trust Officer in two community banks in central Iowa.

|X| Thomas F. Pflug, President of the sub-adviser, serves as co-portfolio manager to the Fund. Mr. Pflug has been President of the sub-adviser and its predecessor entity, Pflug Investment Management, Inc., since its inception in 1992. Mr. Pflug was a Vice President at Wallace R. Weitz & Co., an investment adviser in Nebraska, from 1989 through 1992.

Transfer Agent, Custodian and other Services
U.S. Bancorp Fund Services, LLC (the "Transfer Agent"), located in Milwaukee, Wisconsin, provides administrative, accounting and transfer agent services to the Fund. U.S. Bank, N.A. serves as Custodian for the Fund's cash and securities. The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Fund.

Determination of Net Asset Value
--------------------------------------------------------------------------------

The value of a single share of the Fund is the net asset value per share ("NAV") calculated by adding the value of the Fund's investments, cash and other assets less liabilities, and dividing by the total number of outstanding shares of the Fund. The Fund's NAV is normally calculated as of the close of business of the New York Stock Exchange (the "NYSE") (usually 4:00 p.m. Eastern time) Monday through Friday, except on days the NYSE is not open. If the NYSE closes at any other time, or if an emergency exists, the Fund's NAV may be calculated at a different time. The Fund is open for business each day the NYSE is open. The NYSE is closed most national holidays and Good Friday. To the extent that the Fund's assets are traded in other markets on days in which the NYSE is closed, the value of the Fund's assets may be affected on days when the Fund is not open for business. In addition, trading in some of the Fund's assets may not occur on days in which the Fund is open for business.

Buying Shares
--------------------------------------------------------------------------------

To open an account, you must invest at least the minimum amount.
     Minimum Investments          To Open             To Add to
                                Your Account        Your Account
     --------------------      --------------       --------------
    Regular accounts               $5,000               $250
    IRA accounts                   $2,000               $100

The Fund's investors are subject to the same policies and restrictions when purchasing Fund shares. Shares of the Fund may be purchased by check or by wire transfer of funds through a bank or through one or more brokers authorized by the applicable Fund to receive purchase orders. The minimum initial investment for regular accounts is $5,000 and $2,000 for IRA accounts. Initial investments may be made in any amount in excess of these amounts. To add to existing accounts, regular accounts require a minimum investment of $250, and IRA accounts require a $100 investment.

Short-term or excessive trading into and out of the Fund may harm performance by disrupting management strategies and by increasing expenses. Accordingly, the Fund may reject your purchase order if in the manager's opinion, you have a pattern of short-term or excessive trading, your trading has been or may be disruptive to the Fund, or rejection otherwise would be in the Fund's best interest.

Timing of Requests
Your share price will be the next NAV calculated after the Transfer Agent receives your request in good order. All requests received in good order before 4:00 p.m. (Eastern time) will be processed on that same day. Requests received after 4:00 p.m. will receive the next business day's NAV.

--------------------------------------------------------------------------------
When making a purchase request, make sure your request is in good order. "Good order" means your purchase request includes:

|X|  The name of the Fund

|X|  The dollar amount of shares to be purchased

|X|  Purchase application or investment stub

|X|  Check payable to "Everest Funds"

--------------------------------------------------------------------------------

Methods of Buying

Through an You can purchase shares of the Fund through any broker-dealer authorized organization that has been authorized by the Fund. These
broker-dealer  broker-dealers  are   further   authorized   to  designate  other
               intermediaries to receive purchase  and redemption  orders on the
               Fund's behalf.  A purchase  order is deemed  received by the Fund
               when  an  authorized   broker-dealer,   or,  if   applicable,   a
               broker-dealer's authorized designee, receives the request in good order. Please keep in mind that your broker-dealer may charge additional fees for its services.

By mail To open an account, complete an account application form and send it together with your check for the amount you wish to invest in the Fund to the address below. To make additional investments once you have opened your account, write your account number on the check and send it together with the most recent confirmation statement received from the Transfer Agent. No third party checks will be accepted. If your check is returned for any reason, your purchase will be canceled and a $25 fee will be assessed against your account by the Transfer Agent. Please visit www.everestfund.com for more information about how to purchase shares of the Fund.

          Regular Mail                         Overnight Delivery
          -------------                        -------------------
          Everest Funds                        Everest Funds
          Everest America Fund                 Everest America Fund
          c/o U.S. Bancorp Fund Services, LLC  c/o U.S. Bancorp Fund Services, LLC
          P.O. Box 701                         615 E. Michigan Street, Third Floor
          Milwaukee, WI 53201-0701             Milwaukee, Wisconsin  53202

               NOTE: The Fund does not consider the U.S. Postal Service or other independent delivery services to be their agents.

By telephone   To make additional  investments by telephone,  you must check the appropriate  box on your  account  application  form  authorizing
               telephone   purchases.   If  you  have  given  authorization  for
               telephone  transactions  and your  account  has been  open for at
               least  15  days,   call  the   Transfer   Agent   toll   free  at
               1-866-232-EVER and you will be allowed to move money from your bank account to your Fund account upon request. Only bank accounts held at U.S. institutions that are Automated Clearing
               House (ACH) members may be used for telephone transactions. For security reasons, requests by telephone will be recorded.

By wire To open an account or to make additional investments by wire, call 1-866-232-EVER to obtain a shareholder account number and instructions. You should then instruct your bank to wire transfer the intended amount in federal funds to:

                  U.S. Bank, N.A.
                  Milwaukee, WI  53202
                  ABA #:  042000013
                  Credit:  U.S. Bancorp Fund Services, LLC
                  Account #:  112-952-137
                  Further Credit:   Everest Funds,  Everest America Fund
                                    (your name or the title on the account)
                                    (your account #)

Through an Once you open your account, you may purchase shares of the Fund Automatic through an Automatic Investment Plan ("AIP"). You can have money Investment automatically transferred from your checking or savings account
Plan           on a weekly, biweekly, monthly, bi-monthly or quarterly basis. To be eligible for this plan, your bank must be a domestic institution that is an ACH member. The Fund may modify or terminate the AIP at any time without notice. The first AIP purchase will take place no earlier than 15 days after the Transfer Agent has received your request.

Redeeming Shares
--------------------------------------------------------------------------------
Methods of Selling

Through a      If  you  purchased  your  shares through a broker-dealer or other broker-dealer financial organization, your redemption order may be placed organization through the same organization. The organization is responsible for sending your redemption  order to the Fund on a timely basis.
               Please keep in mind that your broker-dealer may charge additional fees for its services.

By mail Send your written redemption request to the Transfer Agent at the address below. Your request should be in good order and contain the Fund's name, the name(s) on the account, your account number and the dollar amount or the number of shares to be redeemed. Be sure to have all shareholders sign the letter. Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators, or guardians (i.e., corporate resolutions, or trust documents indicating proper authorization). Please see the Statement of Additional Information for more information.


          Regular Mail                         Overnight Delivery
          -------------                        --------------------
          Everest Funds                        Everest Funds
          Everest America Fund                 Everest America Fund
          c/o U.S. Bancorp Funds Services, LLC c/o U.S. Bancorp Fund Services, LLC
          P.O. Box 701                         615 E. Michigan Street, Third Floor
          Milwaukee, WI 53201-0701             Milwaukee, Wisconsin  53202

               The Transfer Agent may require a signature guarantee for certain redemption requests such as redemption requests made payable to a name that is different than on the account statement or an address not on record with the Fund. A signature guarantee assures that your signature is genuine and protects you from unauthorized account redemptions. You may obtain signature guarantees from most trust companies, commercial banks or other eligible guarantor institutions. A notary public cannot guarantee signatures.

By telephone   If  you  are authorized to perform telephone transactions (either
               through  your   account   application   form  or  by   subsequent
               arrangement in writing with the Fund) you may redeem shares in any amount, but not less than $100, by instructing the Fund by phone at 1-866-232-EVER. A signature guarantee is required of all shareholders in order to qualify for or to change telephone redemption privileges.

               Note: Neither the Fund nor its service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine. To confirm that all telephone instructions are genuine, the Fund will use reasonable procedures, such as requesting:

               |X|  that you correctly state the Fund account number
               |X|  the name in which your account is registered
               |X| the social security or tax identification number under which the account is registered
               |X| the address of the account holder, as stated in the account application form

By wire To redeem shares by wire, call your Fund at 1-866-232-EVER and specify the amount of money you wish to be wired. Your bank may charge a fee to receive wired funds. The Transfer Agent charges a $15 outgoing wire fee.

Payment of Redemption Proceeds to You
You may redeem the Fund's shares at a price equal to the NAV next determined after the Transfer Agent, receives your redemption request in good order. Your redemption request cannot be processed on days the NYSE is closed. All requests received in good order by the Fund before the close of the regular trading session of the NYSE (normally 4:00 p.m. Eastern time) will usually be wired to the bank you indicate or mailed on the following day to the address of record. In all cases proceeds will be wired or a check mailed within seven calendar days after the Fund receives your redemption request.

--------------------------------------------------------------------------------
When making a redemption request, make sure your request is in good order. "Good order" means your letter of instruction includes:

|X|  The name of the Fund

|X|  The dollar amount of shares to be redeemed

|X| Signatures of all registered shareholders exactly as the shares are registered

|X|  The account number
--------------------------------------------------------------------------------

If you purchase shares using a check and soon after request a redemption, the Fund will honor the redemption request, but will not mail or wire the proceeds until your purchase check has cleared (usually within 12 days).

Short-Term Trading
The Fund will deduct a short-term trading fee of 0.50% from the redemption amount if you sell your shares after holding them less than 90 days. The short-term trading fees are designed to offset the brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading. If you purchased shares on different days, the shares you held longest will be redeemed first for purposes of determining whether the short-term trading fee applies. This fee does not apply to shares acquired through the reinvestment of distributions. The Fund reserves the right to change the terms and amount of this fee.

General Transaction Policies
Some of the following policies are mentioned above. In general, the Fund reserves the right to:

|X|  Vary or waive any minimum investment requirement.

|X| Refuse, change, discontinue, or temporarily suspend account services, including purchase, exchange, or telephone redemption privileges, for any reason.

|X| Reject any purchase or exchange request for any reason. Generally, the Fund does this if the purchase or exchange is disruptive to the efficient management of the Fund (due to the timing of the investment or an investor's history of excessive trading).

|X| Redeem all shares in your account if your balance falls below the Fund's minimum for the applicable class of shares. If, within 60 days of the Fund's written request, you have not increased your account balance, you may be required to redeem your shares. The Fund will not require you to redeem shares if the value of your account drops below the investment minimum due to fluctuations of NAV.

|X| Delay paying redemption proceeds for up to seven days after receiving a request, if an earlier payment could adversely affect the Fund.

|X| Reject any purchase or redemption request that does not contain all required documentation.

If you elect telephone privileges on the account application or in a letter to the Fund, you may be responsible for any fraudulent telephone orders as long as the Fund has taken reasonable precautions to verify your identity. In addition, once you place a telephone transaction request, it cannot be canceled or modified.

During periods of significant economic or market change, telephone transactions may be difficult to complete. If you are unable to contact the Fund by telephone, you may also mail the requests to the Fund at the address listed under "Buying Shares."

Your broker-dealer or other financial organization may establish policies that differ from those of the Fund. For example, the organization may charge transaction fees, set higher minimum investments, or impose certain limitations on buying or selling shares in addition to those identified in this Prospectus. Contact your broker-dealer or other financial organization for details.

Exchange Privilege Shareholders of record, including financial institutions and intermediaries, may exchange shares of the Fund for shares of another Everest Fund on any business day by contacting the applicable Fund's transfer agent directly. This exchange privilege may be changed or canceled by the Fund at any time upon 60 days notice. Exchanges are generally made only between identically registered accounts unless a shareholder sends written instructions with a signature guarantee requesting otherwise. Exercising the exchange privilege consists of two transactions: a sale of shares in the Fund and the purchase of shares in another. As a result, there may be tax consequences of the exchange. A shareholder could realize short- or long-term capital gains or losses. An exchange request received prior to the close of the NYSE will be made at that day's closing NAV.

You may also exchange shares of any or all of an investment in the Fund for Class A shares of the First American Prime Obligations Fund (the "First American Fund"). This Exchange Privilege is a convenient way for you to buy shares in a money market fund in order to respond to changes in your goals or market conditions. Before exchanging into the First American Fund, you should read its prospectus. To obtain the First American Fund's prospectus and the necessary exchange authorization forms, call the Transfer Agent at 1-866-232-EVER. The First American Fund is managed by U.S. Bancorp Piper Jaffray Asset Management, Inc., an affiliate of U.S. Bank, N.A. and the Transfer Agent. The First American Fund is unrelated to the Fund and the Transfer Agent charges a $5 fee for each telephone exchange.

Because excessive trading can hurt the Fund's performance and shareholders, the Fund reserves the right to, without notice, temporarily or permanently limit the number of exchanges you may make or to otherwise prohibit or restrict any exchange (between Funds or between the Fund and the First American Fund) that would not be, in the judgment of the Fund, in the best interest of the Fund or their shareholders. Exchanges are also generally subject to the General Transaction Policies listed above.

Distribution of Fund Shares
--------------------------------------------------------------------------------

Distributor
Quasar Distributors, LLC ("Quasar"), 615 East Michigan Street, Milwaukee, Wisconsin, 53202, serves as distributor and principal underwriter. Quasar is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. Shares of the Fund are offered on a continuous basis.

Distribution Plan
The Fund has implemented a Distribution Plan in accordance with Rule 12b-1 of the 1940 Act to provide certain distribution activities for the Fund and its shareholders. The Distribution Plan allows the Fund to pay fees for the sale and distribution of its shares. The Fund may pay up to 0.25% per year of its average daily net assets for such distribution activities. As these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Distributions and Taxes
--------------------------------------------------------------------------------

Dividends and Distributions
Generally, the Fund will declare dividends of net investment income annually. If such day falls on a weekend or holiday on which the NYSE is closed, the dividend will be distributed on the next succeeding business day. Payments vary in amount depending on income received from portfolio securities and expenses of operation of the Fund.

Shares will begin earning dividends on the day after which the Fund receives payment and shares are issued. Shares or cash continue to earn dividends through the date they are redeemed or delivered subsequent to reinstatement.

The Fund intends to qualify as a regulated investment company for federal income tax purposes and intends to make additional distributions to the minimum extent necessary to distribute the entire annual investment company taxable income of the Fund, plus any net capital gains and to avoid imposition of the excise tax imposed by the Internal Revenue Code of 1986, as amended. The additional distributions, if needed, would consist of the following:

|X| an increase in distribution scheduled for January to include any amount by which the estimated Fund investment company taxable income and net capital gains for a fiscal year exceeds the amount of Fund taxable income previously distributed with respect to such year, or, if greater, the minimum amount required to avoid imposition of such excise tax;

|X| a distribution soon after actual annual investment company taxable income and net capital gains of the Fund have been computed of the amount, if any, by which such actual income exceeds the distributions already made; or

|X| if, in the reasonable discretion of the Fund's manager, such action is necessary or advisable to preserve the status of the Fund as a regulated investment company or to avoid imposition of income or excise taxes on undistributed income.

Shareholders will be notified annually as to the federal tax status of distributions and shareholders receiving distributions in the form of newly issued shares will receive a report as to the NAV of the shares received.

Taxation
As with any investment, your investment in the Fund could have tax consequences for you.

The Fund will earn income and gains on its investments. Fund distributions are taxable to you as either ordinary income or capital gain. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. Capital gain dividends paid by the Fund are taxable to you as long-term capital gain no matter how long you have owned your shares.

If you buy shares when the Fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

By law, the Fund must withhold 30.5% of your taxable distributions and redemption proceeds if you do not provide your correct certified social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the IRS instructs the Fund to do so.

Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

When you sell your shares of the Fund, you may have a capital gain or loss. For tax purposes, an exchange of your Fund shares for shares of another Fund is the same as a sale.

Fund distributions and gain from the sale or exchange of your shares generally will be subject to state and local taxes. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Fund.

Financial Highlights
--------------------------------------------------------------------------------

Because the Fund has recently commenced operations, there are no financial highlights available at this time.

For More Information

You may obtain the following and other information on the Fund free of charge:

Statement of Additional Information (SAI)
The SAI dated January 8, 2002, provides more details about the Fund's policies and management. The SAI has been filed with the Securities and Exchange
Commission and is incorporated by reference (is legally a part of this Prospectus).

Annual and Semi-Annual Reports
After the Fund has been operating for the appropriate time, annual and semi-annual reports will be made available. The Fund's annual and semi-annual reports provide the most recent financial reports and portfolio listings. The annual reports will contain a discussion of the market conditions and investment climate that affected the Fund's performance during the last fiscal year.

You can obtain a free copy of these documents, request other information, or make general inquires about the Fund by calling the Fund at 1-866-232-EVER or by writing to:

Everest Funds
Everest America Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53202-0701

Information about the Fund, including the Statement of Additional Information, can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at (202) 942-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

                                       Investment Company Act File No. 811-10057




                                   PROSPECTUS


                                 January 8, 2002




                                  EVEREST3 FUND


                          A series of the Everest Funds



The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.



                              ---------------------
                                TABLE OF CONTENTS
                              ---------------------


Goals and Principal Investment Strategies......................................1

Principal Investment Risks.....................................................1

Performance Information........................................................4

Fees and Expenses..............................................................5

How the Fund Invests...........................................................6

   TEMPORARY INVESTMENTS.......................................................7

Management of the Fund.........................................................8

Determination of Net Asset Value...............................................9

Buying Shares..................................................................9

   METHODS OF BUYING..........................................................10

Redeeming Shares..............................................................11

   METHODS OF SELLING.........................................................11

Distribution of Fund Shares...................................................14

Distributions and Taxes.......................................................14

Financial Highlights..........................................................16


Goals and Principal Investment Strategies
--------------------------------------------------------------------------------

The Everest3 Fund (the "Fund") pursues a goal of long-term capital growth. The Fund's goals and strategies may be changed by action of the Board of Trustees of the Everest Funds (the "Trust") without shareholder approval.

Under normal market conditions, the Fund seeks to meet its goal by investing its assets mainly in shares of exchange-traded funds ("ETFs"). The Fund invests primarily in Standard & Poor's Depositary Receipts(R), or "SPDRs"(R) (sometimes called "Spiders"); in DIAMONDSSM; and in Nasdaq-100 SharesSM, or "QQQs" (sometimes called "Cubes," "Qubes" or "Qs"). SPDRs, DIAMONDS, and QQQs are shares in ETFs that are intended to provide investment results that, before expenses, generally correspond to the price and yield performance of the Standard & Poor's 500 Composite Stock Price Index(R) (the "S&P 500(R) Index"), the Dow Jones Industrial AverageSM, and the Nasdaq-100 Index(R), respectively. By investing in ETFs that track these three market indices, the Fund will obtain a broadly diversified, index-based investment portfolio. The expenses associated with investing in ETFs are typically lower than the expenses associated with investing in all of the underlying securities that comprise the indices that the ETFs track.

--------------------------------------------------------------------------------
Exchange-Traded Fund: A fund that holds a portfolio of common stocks designed to track the performance of a particular index and whose shares trade throughout the trading day. See "Exchange-Traded Funds" below.
--------------------------------------------------------------------------------

The Fund cannot guarantee that it will achieve its goals. For more information, see "How the Fund Invests" on page 6 of this prospectus.

Principal Investment Risks
--------------------------------------------------------------------------------

You should be aware that you may lose money by investing in the Fund. The principal risks of investing in the Fund are discussed below.


|X|  Investment in Common Stocks
     The Fund invests indirectly in common stocks that are held by the ETFs in which the Fund holds shares. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including expectations regarding government, economic, monetary, and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic, and banking crises. If you held common stocks of any given issuer, you would generally be exposed to greater risk than if you held preferred stocks and debt obligations of the issuer because common stockholders generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders, and other creditors of such issuers.

|X|  Liquidity Risks
     The ETFs in which the Fund invests are subject to liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the sale of illiquid securities at an advantageous time or price. To the extent that the ETFs in which the Fund invests holds securities of companies with smaller market capitalization or securities with substantial market risk, they will have a greater exposure to liquidity risk.

|X|  Management Selection Risk
     The share price of the Fund changes daily based on the performance of the securities in which it invests. The ability of the Fund to meet its investment objective is directly related to the manager or sub-adviser's allocation of the Fund's assets. The manager or sub-adviser's judgments about the attractiveness, value and potential appreciation of particular ETFs in which the Fund invests may prove to be incorrect and there is no guarantee that the manager or sub-adviser's judgment will produce the desired results. It is possible that the manager or sub-adviser will over-emphasize ETFs that perform poorly or underperform other ETFs under various market conditions.

|X|  Technology Risk
     To the extent that the Fund indirectly invests in technology related stocks, it is subject to special technology risks. Technology related companies face risks such as competitive pressures and technological obsolescence and may be subject to greater governmental regulation than many other industries. The value of the Fund's shares may be susceptible to factors affecting the technology areas and to greater risk and market fluctuation than an investment in the fund that invests in a broader range of portfolio securities. Furthermore, companies within the technology industries face greater risks of competition from new market entrances and increased research and development costs. Companies in these areas are often dependent upon consumer and business acceptance as new technologies evolve.

|X|  Non-Diversification Risk
     The Fund is a "non-diversified," which means that more of the Fund's assets may be invested in the securities of a single issuer than a diversified fund. This may make the value of the Fund's shares more susceptible to certain risks than shares of a diversified fund. As a non-diversified Fund, the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

|X|  "Fund of Funds" Structure and Expenses
     The Fund is a "fund of funds." The term "fund of funds" is typically used to describe an investment company, such as the Fund, that pursues its investment objective by investing in other investment companies, such as ETFs. Federal law generally prohibits the Fund from acquiring shares of an ETF if, immediately after such acquisition, the Fund and its affiliated persons  would  hold  more than 3 percent  of the ETF's  total  outstanding stock. This prohibition may prevent the Fund from allocating its investments in the manner its manager or sub-adviser considers optimal.

     Your cost of investing in the Fund will generally be higher than the cost of investing directly in the ETFs' shares. By investing in the Fund, you will indirectly bear fees and expenses charged by the underlying ETFs in which the Fund invests in addition to the Fund's direct fees and expenses. Furthermore, the use of a fund of funds structure could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you. The Fund is best suited for long-term investors.

|X|  Tracking Risks
     Investment in the Fund should be made with the understanding that the ETFs in which the Fund invests will not be able to replicate exactly the performance of the indexes they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities and other ETF expenses, whereas such transaction costs and expenses are not included in the calculation of the total returns of the indexes. Certain securities comprising the indexes tracked by the ETFs may, from time to time, temporarily be unavailable.

|X|  Buying and Selling ETF Shares
     The Fund may not be able to buy or sell ETF shares during any period in which the applicable exchange halts trading. An exchange may halt trading as the result of the activation of market-wide "circuit-breakers," or whenever officials of the applicable exchange determine it is appropriate in the interest of a fair and orderly market or to protect investors.

--------------------------------------------------------------------------------
Circuit Breakers:
Measures instituted by the various exchanges to halt trading temporarily when the market falls by an amount based on a specified percentage decline in a specified period.
--------------------------------------------------------------------------------

|X|  Net Asset Value and Market Price
     The market value of the ETF shares may differ from their net asset value. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities.

|X|  Price Volatility Risks
     The ETF shares in which the Fund invests represent segments of the stock market as a whole and generally will be more volatile than the stock market as a whole. To the extent that the Fund invests in Nasdaq-100 Shares, the Fund is subject to the price volatility risks associated with an investment in a portfolio of equity securities concentrated in the technology sector. In addition, both the Dow Jones Industrial Average and the Nasdaq-100 Index include individual securities representing more than five percent of the index's value, giving rise to the possibility that changes in the value of individual securities may result in significant changes in the value of DIAMONDS or Nasdaq-100 Shares.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information
--------------------------------------------------------------------------------

The performance information that follows gives some indication of how the Fund's performance can vary. The bar charts indicate the risks of investing in the Fund by showing the performance of the Fund for the calendar year 2001. The table shows the Fund's average annual total returns compared to broad-based securities market indexes. Please remember that the Fund's past performance does not reflect how the Fund may perform in the future.

                                  Everest3 Fund
                     Calendar Year Return as of December 31*

                            2001           (14.00)%

        *The Fund's year-to-date performance through October 31, 2001 was
                                    (22.40)%

                        Best and Worst Quarterly Returns

                        12.36%           (4th Quarter, 2001)
                       (17.64)%          (3rd Quarter, 2001)

                          Average Annual Total Returns
                             as of December 31, 2001

                                                                    Since
                                                                    -----
                                                  1 Year         Inception(1)
                                                  ------         -------------
      Everest3 Fund                              (14.00)%          (14.94)%
      S&P 500 Index(2)                           (11.89)%          (10.61)%
      Dow Jones Industrial Average(3)            (5.44) %          (1.83) %
      Nasdaq - 100 Index(4)                      (32.62)%          (34.73)%

(1)  The Fund commenced operations on December 1, 2000.
(2) The S&P 500 Index is an unmanaged, market-value weighted index of 500 stocks chosen for market size, liquidity, and industry group representation, and is widely regarded as a standard for measuring large-cap U.S. stock market performance. It includes reinvested dividends.
(3) The Dow Jones Industrial Averages is an unmanaged, price-weighted average of 30 widely held stocks that are generally the leaders in their industries. It does not include reinvested dividends.
(4) The Nasdaq - 100 Index is an unmanaged, modified capitalization-weighted index of the 100 largest and most actively traded non-financial domestic and international issues listed on The Nasdaq Stock Martket(R) based on market capitalization. It includes reinvested dividends.

Fees and Expenses
--------------------------------------------------------------------------------

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


----------------------------------------------------------------- --------------
 Shareholder Fees (fees paid directly from your investment)        Everest3 Fund
----------------------------------------------------------------- --------------
      Maximum Sales Charge (Load) on Purchases                       None
      Maximum Deferred Sales Charge (Load) on Redemptions            None
      Redemption Fee (as a percentage of amount redeemed)(1)         0.50%
      Maximum Account Fee(2)                                         None
----------------------------------------------------------------- --------------

----------------------------------------------------------------- --------------
Annual Fund Operating Expenses (expenses deducted from             Everest3 Fund
Fund assets)
----------------------------------------------------------------- --------------
      Management Fees                                                0.50%
      Distribution and/or Service (12b-1) Fees                       0.25%
      Other Expenses(3)                                              5.57%
      Total Annual Fund Operating Expenses(4)                        6.32%
-------------------------------------------------------------- -----------------

(1) The Fund charges a redemption fee of 0.50% on shares you have held for less than 90 days.
(2)  IRA accounts are charged a maximum account fee of $12.50 per year.
(3) Shareholders of the Fund will indirectly bear their proportionate share of any fees and expenses charged by the ETFs in which the Fund invests. Of the three ETFs that track market indices and in which the Fund intends to principally invest, their total expenses as of the date of this Prospectus range from 0.12% to 0.18%. These fees are subject to change at the ETF sponsors' discretion. Actual underlying ETF expenses for the Fund are expected to vary with changes in the allocation of the Fund's assets among various ETFs. These expenses are not included in the table above or the example below.
(4) The manager has voluntarily agreed to waive all or a portion of its management fee and/or reimburse expenses to limit the Total Annual Operating Expenses for shares of the Fund to 0.75%. These expense limitations are not reflected in the table above or example below. The manager may choose to terminate these waivers or revise the limits on Total Annual Operating Expenses at any time.

Example
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

1. You invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares of such Fund at the end of those periods,
2.   You reinvested all dividends and capital gain distributions,
3.   Your investment has a 5% return each year, and
4.   The applicable Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

     -------------------------- ----------- ------------ ----------- -----------
                                  1 Year      3 Years     5 Years     10 Years
                                  ------      -------     -------     --------
     -------------------------- ----------- ------------ ----------- -----------
     Everest3 Fund                 $628       $1,859       $3,057      $5,918
     -------------------------- ----------- ------------ ----------- -----------

How the Fund Invests
--------------------------------------------------------------------------------

The Everest3 Fund (pronounced Everest "cubed" Fund) seeks to meet its goal by investing its assets mainly in shares of three ETFs, SPDRS(R), DIAMONDSSM, and QQQs, or Cubes, each of which tracks a major market index (See table below). By investing in ETFs that track three market indices, the Fund will obtain a broadly diversified, index-based investment portfolio. The Fund's manager or sub-adviser will allocate its assets in a manner that gives the Fund the flexibility to participate in overall stock market performance while actively managing the Fund's portfolio. The manager or sub-adviser will allocate the Fund's assets among ETF shares according to the following general guidelines:


ETF Shares Market Index Tracked*                                         Investment Amounts
---------- ------------------------------------------------------------- -----------------------
SPDRs      S&P 500 Index (a market-value weighted index of 500 stocks    Between 10% and 80%
           chosen for market size, liquidity, and industry group
           representation, widely regarded as a standard for measuring large-cap U.S. stock market performance)
---------- ------------------------------------------------------------- -----------------------
DIAMONDS   Dow Jones Industrial Average (a price-weighted average of     Between 10% and 80%
           30 widely held stocks that are generally the leaders in
           their industries)
---------- ------------------------------------------------------------- -----------------------
QQQs       Nasdaq-100 Index (a modified capitalization-weighted index    Between 10% and 80%
           of the 100 largest and most actively traded non-financial
           domestic and international issues listed on The Nasdaq Stock
           Market(R) based on market capitalization)
---------- -------------------------------------------------------------------------------------

*Standard & Poor's Depositary Receipts(R), SPDRs(R), the Standard & Poor's 500 Composite Stock Price Index(R), and S&P 500(R) are trademarks of The McGraw Hill Companies, Inc. Dow Jones Industrial AverageSM and DIAMONDSSM are trademarks and service marks of Dow Jones & Company, Inc. Nasdaq-100 Index(R), Nasdaq-100 SharesSM, and The Nasdaq Stock Market(R) are trademarks and service marks of The Nasdaq Stock Market, Inc. Neither Everest Funds nor the Everest3 Fund is associated with, or sponsored, endorsed, sold or promoted by, The McGraw Hill Companies, Inc., Dow Jones & Company, Inc., or The Nasdaq Stock Market, Inc.
--------------------------------------------------------------------------------

Under normal conditions, the Fund will invest at least 90% of its assets in a combination of shares of the three ETFs listed above. In each case, the Fund may invest, instead of or in addition to these ETFs, in shares of an alternate ETF tracking the same market index or another market index with the same general market.

To invest in the manner described above, the Fund's manager or sub-adviser will review and adjust accordingly the asset allocation of the Fund on a quarterly basis. The Fund does not intend to trade actively among the ETFs' shares or intend to capture short-term market opportunities. Generally, the Fund will sell securities only in response to redemption requests, to adjust the number of shares held to maintain the Fund's target asset allocation, or to make the quarterly adjustment to the Fund's asset allocation. The manager or sub-adviser seeks to limit the amount of securities sold because the turnover rate of the portfolio (the volume of shares bought and sold by the Fund) affects the Fund's returns. Typically, the greater the turnover rate of the portfolio, the greater the impact that brokerage commissions and other transaction costs have on the Fund's return. High turnover rates are more likely to generate capital gains that must be distributed to shareholders as income subject to taxes.

Exchange-Traded Funds
The securities in which the Fund invests are shares of ETFs. Each share represents an undivided ownership interest in the portfolio of stocks held by an ETF. ETFs are trusts that acquire and hold either:

|X| shares of all of the companies that are represented by a particular index in the same proportion that is represented in the indices themselves; or

|X| shares of a sampling of the companies that are represented by a particular index in a proportion meant to track the performance of the entire index.

ETFs are intended to provide investment results that, before expenses, generally correspond to the price and yield performance of the corresponding market index, and the value of their shares should, under normal circumstances, closely track the value of the index's underlying component stocks. ETFs generally do not buy or sell securities, except to the extent necessary to conform their portfolios to the corresponding index. Because an ETF has operating expenses and transaction costs, while a market index does not, ETFs that track particular indices typically will be unable to match the performance of the index exactly.

ETFs generally do not sell or redeem their shares for cash, and most investors do not purchase or redeem shares directly from an ETF at all. Instead, the ETF issues and redeems its shares in large blocks (typically 50,000 of its shares) called "creation units." Creation units are issued to anyone who deposits a specified portfolio of the ETF's underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit, and creation units are redeemed in kind for a portfolio of the underlying securities (based on the ETF's net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption. Most ETF investors, however, purchase and sell ETF shares in the secondary trading market on a securities exchange, in lots of any size, at any time during the trading day. ETF investors generally must pay a brokerage fee for each purchase or sale of ETF shares, including purchases made to reinvest dividends.

Because ETF shares are created from the stocks of an underlying portfolio and can be redeemed into the stocks of an underlying portfolio on any day, arbitrage traders may move to profit from any price discrepancies between the shares and the ETF's portfolio, which in turn helps to close the price gap between the two. Of course, because of the forces of supply and demand and other market factors, there may be times when an ETF share trades at a premium or discount to its net asset value.

The Fund will invest in ETF shares only if the ETF is registered as an investment company under the Investment Company Act of 1940 (the "1940 Act"). If an ETF in which the Fund invests ceases to be a registered investment company, the Fund will dispose of the securities of the ETF. Furthermore, in connection with its investment in ETF shares, the Fund will incur various costs that you will ultimately bear. The Fund may also realize capital gains when ETF shares are sold, and the purchase and sale of the ETF shares may include a brokerage commission that may result in costs to you. In addition, the Fund is subject to the other fees as an investor in ETFs. Generally, those fees include, but are not limited to, trustees fees, operating expenses, licensing fees, registration fees, and marketing expenses, each of which will be reflected in the net asset value of ETFs and therefore the shares representing a beneficial interest therein.

Temporary Investments
When the manager or sub-advisor believes market or economic conditions are unfavorable for investors, the Fund may invest up to 100% of its assets in a temporary defensive manner or hold a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments, such as money market fund shares, money market instruments, and/or high quality short-term debt securities. The manager or sub-adviser may also invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. When the Fund's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested in common stocks or shares of ETFs. In these circumstances, the Fund may be unable to achieve its investment goal.

Management of the Fund
--------------------------------------------------------------------------------
Manager
The manager, Everest Funds Management, LLC, subject to the general supervision of the Everest Funds' Board of Trustees, is the investment adviser to the Fund and is responsible for the day-to-day management of the Fund in accordance with the Fund's objectives and policies. This includes making investment decisions, and buying and selling securities. The manager is located at 5805 S. 86th Circle, Omaha, Nebraska 68127. As of the date of this Prospectus, the only discretionary assets under management of the manager are the assets of the Fund.

In exchange for its services, the manager is entitled to receive an annual management fee, calculated daily and payable monthly, equal to 0.50% of the average daily net assets of the Fund. The manager has voluntarily agreed that in the event that the Fund's operating expenses (including the management fee but excluding taxes, interest, brokerage and extraordinary expenses, if any) exceed 0.75% of the Fund's average daily net assets, on an annual basis, the manager will reduce the amount of the management fee or assume expenses of the Fund in the amount of such excess. No sales charges or commissions are payable in connection with the sale of the Fund's shares.

Sub-Adviser
The manager has entered into a sub-advisory agreement with Pflug Koory, LLC, to assist it in the day-to-day management and provide other advisory services to the Fund. These services include developing and maintaining an investment program for the Fund, making investment decisions with the assets of the Fund, and placing all orders for the purchase and sale of securities on behalf of the Fund. The sub-adviser is located at 14441 Dupont Court, Suite 100, Omaha, Nebraska 68144.

In exchange for its services to the manager, the sub-adviser is entitled to receive an annual management fee calculated daily and payable monthly, equal to 0.15% of the average daily net assets of the Fund. The sub-adviser fees are paid directly by the manager out of the manager's annual advisory fees.

Portfolio Managers
|X| Douglas M. Larson, Chief Investment Officer of the manager, serves as lead portfolio manager to the Fund and is primarily responsible for the day-to-day management of the Fund's portfolio. Prior to joining the manager, Mr. Larson served as a Vice President and Senior Trust Officer of Commercial Federal Bank in Omaha, Nebraska, from June 1999 through April 2000. Prior to that, he served as Senior Vice President and Senior Trust Officer at Marquette Bank from April 1996 through June 1999. Prior to that, Mr. Larson served as a Trust Department Manager and Trust Officer in two community banks in central Iowa.

|X| Thomas F. Pflug, President of the sub-adviser, serves as co-portfolio manager to the Fund. Mr. Pflug has been President of the sub-adviser and its predecessor entity, Pflug Investment Management, Inc., since its inception in 1992. Mr. Pflug was a Vice President at Wallace R. Weitz & Co., an investment adviser in Nebraska, from 1989 through 1992.

Transfer Agent, Custodian and other Services
U.S. Bancorp Fund Services, LLC (the "Transfer Agent"), located in Milwaukee, Wisconsin, provides administrative, accounting and transfer agent services to the Fund. U.S. Bank, N.A. serves as Custodian for the Fund's cash and securities. The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Fund.

Determination of Net Asset Value
--------------------------------------------------------------------------------

The value of a single share of the Fund is the net asset value per share ("NAV") calculated by adding the value of the Fund's investments, cash and other assets less liabilities, and dividing by the total number of outstanding shares of the Fund. The Fund's NAV is normally calculated as of the close of business of the New York Stock Exchange (the "NYSE") (usually 4:00 p.m. Eastern time) Monday through Friday, except on days the NYSE is not open. If the NYSE closes at any other time, or if an emergency exists, the Fund's NAV may be calculated at a different time. The Fund is open for business each day the NYSE is open. The NYSE is closed most national holidays and Good Friday.

The assets of the Fund consist primarily of ETF shares, which are all traded on a securities exchange. Unlike shares of the Fund that are only valued once a day, ETF shares are valued on an ongoing basis on the basis of market quotations. To the extent that the Fund's assets are traded in other markets on days in which the NYSE is closed, the value of the Fund's assets may be affected on days when the Fund is not open for business. In addition, trading in some of the Fund's assets may not occur on days in which the Fund is open for business.

Buying Shares
--------------------------------------------------------------------------------

To open an account, you must invest at least the minimum amount.

     Minimum                      To Open             To Add to
    Investments                 Your Account        Your Account
   -------------               --------------       -------------

    Regular accounts               $5,000               $250
    IRA accounts                   $2,000               $100

--------------------------------------------------------------------------------

The Fund's investors are subject to the same policies and restrictions when purchasing Fund shares. Shares of the Fund may be purchased by check or by wire transfer of funds through a bank or through one or more brokers authorized by the applicable Fund to receive purchase orders. The minimum initial investment for regular accounts is $5,000 and $2,000 for IRA accounts. Initial investments may be made in any amount in excess of these amounts. To add to existing accounts, regular accounts require a minimum investment of $250, and IRA accounts require a $100 investment.

Short-term or excessive trading into and out of the Fund may harm performance by disrupting management strategies and by increasing expenses. Accordingly, the Fund may reject your purchase order if in the manager's opinion, you have a pattern of short-term or excessive trading, your trading has been or may be disruptive to the Fund, or rejection otherwise would be in the Fund's best interest.

--------------------------------------------------------------------------------
When making a purchase request, make sure your request is in good order. "Good order" means your purchase request includes:

|X|  The name of the Fund

|X|  The dollar amount of shares to be purchased

|X|  Purchase application or investment stub

|X|  Check payable to "Everest Funds"

--------------------------------------------------------------------------------

Timing of Requests
Your share price will be the next NAV calculated after the Transfer Agent receives your request in good order. All requests received in good order before 4:00 p.m. (Eastern time) will be processed on that same day. Requests received after 4:00 p.m. will receive the next business day's NAV.

Methods of Buying

Through an     You  can  purchase  shares  of the Fund through any broker-dealer authorized organization that has been authorized by the Fund. These broker-dealer broker-dealers are further authorized to designate other to intermediaries  receive  purchase  and  redemption  orders on the
               Fund's behalf.  A purchase  order is deemed  received by the Fund
               when  an  authorized   broker-dealer,   or,  if   applicable,   a
               broker-dealer's authorized designee, receives the request in good order. Please keep in mind that your broker-dealer may charge additional fees for its services.

By mail To open an account, complete an account application form and send it together with your check for the amount you wish to invest in the Fund to the address below. To make additional investments once you have opened your account, write your account number on the check and send it together with the most recent confirmation statement received from the Transfer Agent. No third party checks will be accepted. If your check is returned for any reason, your purchase will be canceled and a $25 fee will be assessed against your account by the Transfer Agent. Please visit www.everestfund.com for more information about how to purchase shares of the Funds.

      Regular Mail                                   Overnight Delivery
      -------------                                  --------------------
      Everest Funds                                  Everest Funds
      Everest3 Fund                                  Everest3 Fund
      c/o U.S. Bancorp Fund Services, LLC            c/o U.S. Bancorp Fund Services, LLC
      P.O. Box 701                                   615 E. Michigan Street, Third Floor
      Milwaukee, WI 53201-0701                       Milwaukee, Wisconsin  53202

               NOTE: The Fund does not consider the U.S. Postal Service or other independent delivery services to be their agents.

By telephone   To  make  additional investments by telephone, you must check the appropriate  box on your  account  application  form  authorizing
               telephone   purchases.   If  you  have  given  authorization  for
               telephone  transactions  and your  account  has been  open for at
               least  15  days,   call  the   Transfer   Agent   toll   free  at
               1-866-232-EVER and you will be allowed to move money from your bank account to your Fund account upon request. Only bank accounts held at U.S. institutions that are Automated Clearing
               House (ACH) members may be used for telephone transactions. For security reasons, requests by telephone will be recorded.

By wire To open an account or to make additional investments by wire, call 1-866-232-EVER to obtain a shareholder account number and instructions. You should then instruct your bank to wire transfer the intended amount in federal funds to:

                    U.S. Bank, N.A.
                    Milwaukee, WI  53202
                    ABA #:  042000013
                    Credit:  U.S. Bancorp Fund Services, LLC
                    Account #:  112-952-137
                    Further Credit:   Everest Funds,  Everest3 Fund
                                      (your name or the title on the account)
                                      (your account #)

Through an Once you open your account, you may purchase shares of the Fund Automatic through an Automatic Investment Plan ("AIP"). You can have money Investment automatically transferred from your checking or savings account
Plan           on a weekly, biweekly, monthly, bi-monthly or quarterly basis. To be eligible for this plan, your bank must be a domestic institution that is an ACH member. The Fund may modify or terminate the AIP at any time without notice. The first AIP purchase will take place no earlier than 15 days after the Transfer Agent has received your request.

Redeeming Shares
--------------------------------------------------------------------------------
Methods of Selling

Through a      If  you purchased  your shares  through  a broker-dealer or other broker-dealer  financial  organization,  your  redemption  order  may  be placed
organization   through the  same organization. The  organization  is responsible for sending your redemption  order to the Fund on a timely basis.
               Please keep in mind that your broker-dealer may charge additional fees for its services.

By mail Send your written redemption request to the Transfer Agent at the address below. Your request should be in good order and contain the Fund's name, the name(s) on the account, your account number and the dollar amount or the number of shares to be redeemed. Be sure to have all shareholders sign the letter. Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators, or guardians (i.e., corporate resolutions, or trust documents indicating proper authorization). Please see the Statement of Additional Information for more information.

      Regular Mail                             Overnight Delivery
      -------------                            --------------------
      Everest Funds                            Everest Funds
      Everest3 Fund                            Everest3 Fund
      c/o U.S. Bancorp Funds Services, LLC     c/o U.S. Bancorp Fund Services, LLC
      P.O. Box 701                             615 E. Michigan Street, Third Floor
      Milwaukee, WI 53201-0701                 Milwaukee, Wisconsin  53202

               The Transfer Agent may require a signature guarantee for certain redemption requests such as redemption requests made payable to a name that is different than on the account statement or an address not on record with the Fund. A signature guarantee assures that your signature is genuine and protects you from unauthorized account redemptions. You may obtain signature guarantees from most trust companies, commercial banks or other eligible guarantor institutions. A notary public cannot guarantee signatures.

By telephone   If  you  are authorized to perform telephone transactions (either
               through  your   account   application   form  or  by   subsequent
               arrangement in writing with the Fund) you may redeem shares in any amount, but not less than $100, by instructing the Fund by phone at 1-866-232-EVER. A signature guarantee is required of all shareholders in order to qualify for or to change telephone redemption privileges.

               Note: Neither the Fund nor its service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine. To confirm that all telephone instructions are genuine, the Fund will use reasonable procedures, such as requesting:

               |X|  that you correctly state the Fund account number

               |X|  the name in which your account is registered

               |X| the social security or tax identification number under which the account is registered

               |X| the address of the account holder, as stated in the account application form

By wire To redeem shares by wire, call your Fund at 1-866-232-EVER and and specify the amount of money you wish to be wired. Your bank may charge a fee to receive wired funds. The Transfer Agent charges a $15 outgoing wire fee.

Payment of Redemption Proceeds to You
You may redeem the Fund's shares at a price equal to the NAV next determined after the Transfer Agent, receives your redemption request in good order. Your redemption request cannot be processed on days the NYSE is closed. All requests received in good order by the Fund before the close of the regular trading session of the NYSE (normally 4:00 p.m. Eastern time) will usually be wired to the bank you indicate or mailed on the following day to the address of record. In all cases proceeds will be wired or a check mailed within seven calendar days after the Fund receives your redemption request.

--------------------------------------------------------------------------------
When making a redemption request, make sure your request is in good order. "Good order" means your letter of instruction includes:

|X|  The name of the Fund

|X|  The dollar amount of shares to be redeemed

|X| Signatures of all registered shareholders exactly as the shares are registered

|X|  The account number

--------------------------------------------------------------------------------

If you purchase shares using a check and soon after request a redemption, the Fund will honor the redemption request, but will not mail or wire the proceeds until your purchase check has cleared (usually within 12 days).

Short-Term Trading
The Fund will deduct a short-term trading fee of 0.50% from the redemption amount if you sell your shares after holding them less than 90 days. The short-term trading fees are designed to offset the brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading. If you purchased shares on different days, the shares you held longest will be redeemed first for purposes of determining whether the short-term trading fee applies. This fee does not apply to shares acquired through the reinvestment of distributions. The Fund reserves the right to change the terms and amount of this fee.

General Transaction Policies
Some of the following policies are mentioned above. In general, the Fund reserves the right to:

|X|  Vary or waive any minimum investment requirement.

|X| Refuse, change, discontinue, or temporarily suspend account services, including purchase, exchange, or telephone redemption privileges, for any reason.

|X| Reject any purchase or exchange request for any reason. Generally, the Fund does this if the purchase or exchange is disruptive to the efficient management of the Fund (due to the timing of the investment or an investor's history of excessive trading).

|X| Redeem all shares in your account if your balance falls below the Fund's minimum for the applicable class of shares. If, within 60 days of the Fund's written request, you have not increased your account balance, you may be required to redeem your shares. The Fund will not require you to redeem shares if the value of your account drops below the investment minimum due to fluctuations of NAV.

|X| Delay paying redemption proceeds for up to seven days after receiving a request, if an earlier payment could adversely affect the Fund.

|X| Reject any purchase or redemption request that does not contain all required documentation.

If you elect telephone privileges on the account application or in a letter to the Fund, you may be responsible for any fraudulent telephone orders as long as the Fund has taken reasonable precautions to verify your identity. In addition, once you place a telephone transaction request, it cannot be canceled or modified.

During periods of significant economic or market change, telephone transactions may be difficult to complete. If you are unable to contact the Fund by telephone, you may also mail the requests to the Fund at the address listed under "Buying Shares."

Your broker-dealer or other financial organization may establish policies that differ from those of the Fund. For example, the organization may charge transaction fees, set higher minimum investments, or impose certain limitations on buying or selling shares in addition to those identified in this Prospectus. Contact your broker-dealer or other financial organization for details.

Exchange Privilege
Shareholders of record, including financial institutions and intermediaries, may exchange shares of the Fund for shares of another Everest Fund on any business day by contacting the applicable Fund's transfer agent directly. This exchange privilege may be changed or canceled by the Fund at any time upon 60 days notice. Exchanges are generally made only between identically registered accounts unless a shareholder sends written instructions with a signature guarantee requesting otherwise. Exercising the exchange privilege consists of two transactions: a sale of shares in one Fund and the purchase of shares in another. As a result, there may be tax consequences of the exchange. A shareholder could realize short- or long-term capital gains or losses. An exchange request received prior to the close of the NYSE will be made at that day's closing NAV.

You may also exchange shares of any or all of an investment in the Fund for Class A shares of the First American Prime Obligations Fund (the "First American Fund"). This Exchange Privilege is a convenient way for you to buy shares in a money market fund in order to respond to changes in your goals or market conditions. Before exchanging into the First American Fund, you should read its prospectus. To obtain the First American Fund's prospectus and the necessary exchange authorization forms, call the Transfer Agent at 1-866-232-EVER. The First American Fund is managed by U.S. Bancorp Piper Jaffray Asset Management, Inc., an affiliate of U.S. Bank, N.A. and the Transfer Agent. The First American Fund is unrelated to the Fund and the Transfer Agent charges a $5 fee for each telephone exchange.

Because excessive trading can hurt the Fund's performance and shareholders, the Fund reserves the right to, without notice, temporarily or permanently limit the number of exchanges you may make or to otherwise prohibit or restrict any exchange (between Funds or between the Fund and the First American Fund) that would not be, in the judgment of the Fund, in the best interest of the Fund or their shareholders. Exchanges are also generally subject to the General Transaction Policies listed above.

Distribution of Fund Shares
--------------------------------------------------------------------------------

Distributor
Quasar Distributors, LLC ("Quasar"), 615 East Michigan Street, Milwaukee, Wisconsin, 53202, serves as distributor and principal underwriter for the shares of each of the Fund. Quasar is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. Shares of the Fund are offered on a continuous basis.

Distribution Plan
The Fund has implemented a Distribution Plan in accordance with Rule 12b-1 of the 1940 Act to provide certain distribution activities for the Fund and its shareholders. The Distribution Plan allows the Fund to pay fees for the sale and distribution of its shares. The Fund may pay up to 0.25% per year of its average daily net assets for such distribution activities. As these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Distributions and Taxes
--------------------------------------------------------------------------------

Dividends and Distributions
Generally, the Fund will declare dividends of net investment income annually. If such day falls on a weekend or holiday on which the NYSE is closed, the dividend will be distributed on the next succeeding business day. Payments vary in amount depending on income received from portfolio securities and expenses of operation of the Fund.

Shares will begin earning dividends on the day after which the Fund receives payment and shares are issued. Shares or cash continue to earn dividends through the date they are redeemed or delivered subsequent to reinstatement.

The Fund intends to qualify as a regulated investment company for federal income tax purposes and intends to make additional distributions to the minimum extent necessary to distribute the entire annual investment company taxable income of the Fund, plus any net capital gains and to avoid imposition of the excise tax imposed by the Internal Revenue Code of 1986, as amended. The additional distributions, if needed, would consist of the following:

|X| an increase in distribution scheduled for January to include any amount by which the estimated Fund investment company taxable income and net capital gains for a fiscal year exceeds the amount of Fund taxable income previously distributed with respect to such year, or, if greater, the minimum amount required to avoid imposition of such excise tax;

|X| a distribution soon after actual annual investment company taxable income and net capital gains of the Fund have been computed of the amount, if any, by which such actual income exceeds the distributions already made; or

|X| if, in the reasonable discretion of the Fund's manager, such action is necessary or advisable to preserve the status of the Fund as a regulated investment company or to avoid imposition of income or excise taxes on undistributed income.

Shareholders will be notified annually as to the federal tax status of distributions and shareholders receiving distributions in the form of newly issued shares will receive a report as to the NAV of the shares received.

Taxation
As with any investment, your investment in the Fund could have tax consequences for you.

The Fund will earn income and gains on its investments, including investments in the underlying ETFs in which the Fund invests. Fund distributions are taxable to you as either ordinary income or capital gain. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. Capital gain dividends paid by the Fund are taxable to you as long-term capital gain no matter how long you have owned your shares.

If you buy shares when the Fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

By law, the Fund must withhold 30.5% of your taxable distributions and redemption proceeds if you do not provide your correct certified social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the IRS instructs the Fund to do so.

Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

When you sell your shares of the Fund, you may have a capital gain or loss. For tax purposes, an exchange of your Fund shares for shares of another Fund is the same as a sale.

Fund distributions and gain from the sale or exchange of your shares generally will be subject to state and local taxes. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Fund.

Financial Highlights
--------------------------------------------------------------------------------

The financial highlights table below is based on the financial history of the Fund and is intended to help you understand the financial performance of the Fund for the period December 1, 2000 to October 31, 2001. Certain information reflects the financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions. The information below has been audited by Arthur Andersen LLP, whose report, along with the Fund's financial statements, are included in the Fund's Annual Report dated October 31, 2001, which is available free of charge upon request. Please call 1-866-232-EVER for a free copy of the Annual Report.


                                  Everest3 Fund
                 (For a share outstanding throughout the period)

                                                                                      For the Period
                                                                                    December 1, 2000(1)
                                                                                            to
                                                                                     October 31, 2001
                                                                                  ------------------------
PER SHARE DATA:
         Net Asset Value, Beginning of Period                                            $10.00
         Income from Investment Operations
                  Net investment income                                                    0.03
                  Net realized and unrealized gain (loss) on investments                 (2.27)
                                                                                         ------
                           Total from investment operations                              (2.24)
         Less Distributions
                  Dividends from net investment income                                      ---
                  Distributions from net realized gains                                     ---
                                                                                            ---
                           Total distributions                                              ---
                                                                                            ---
         Net Asset Value, End of Period                                                   $7.76
                                                                                          =====
TOTAL RETURN                                                                           (22.40%)(2)
SUPPLEMENTAL DATA AND RATIOS:
         Net Assets, in Thousands, End of Period                                         $4,708
         Ratio of Net Expenses to Average Net Assets                                      0.50%(3)(4)
         Ratio of Net Investment Income to Average Net Assets                             0.83%(3)(4)
         Portfolio Turnover Rate                                                           0.0%

(1)  Commencement of Operations.
(2)  Not annualized.
(3)  Computed on an annualized basis.
(4) Without expense reimbursements of $143,951 for the period December 1, 2000 to October 31, 2001, the ratio of expenses and net investment loss to average net assets would have been 6.32% and (4.99)%, respectively.

For More Information

You may obtain the following and other information on the Fund free of charge:

Statement of Additional Information (SAI)
The SAI dated January 8, 2002, provides more details about the Fund's policies and management. The SAI has been filed with the Securities and Exchange
Commission and is incorporated by reference (is legally a part of this Prospectus).

Annual and Semi-Annual Reports
The Fund's annual and semi-annual reports provide the most recent financial reports and portfolio listings. The annual reports will contain a discussion of the market conditions and investment climate that affected the Fund's performance during the last fiscal year.

You can obtain a free copy of these documents, request other information, or make general inquires about the Fund by calling the Fund at 1-866-232-EVER or by writing to:

Everest Funds
Everest3 Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53202-0701

Information about the Fund, including the Statement of Additional Information, can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at (202) 942-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

                                       Investment Company Act File No. 811-10057



                       Statement of Additional Information

                              Dated January 8, 2002



                                  Everest3 Fund
                              Everest America Fund
                       Each a Series of the Everest Funds



This Statement of Additional Information ("SAI") relates to Everest3 Fund and Everest America Fund, each of which is a series of Everest Funds (each a "Fund," collectively the "Funds"), a registered open-end management investment company, or mutual fund. This SAI is not a prospectus and is intended to supplement the information provided to investors in the Funds' prospectuses, each dated January 8, 2002 (each a "Prospectus"). Copies of a Fund's Prospectus may be obtained by writing the Funds at U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, or calling the Funds at (866) 232-EVER.

The Everest3 Fund's audited financial statements for the period December 1, 2000 (commencement of operations) through October 31, 2001, are incorporated herein by reference to the Everest3 Fund's Annual Report dated October 31, 2001. A copy of the Annual Report may be obtained without charge by calling the Everest3 Fund at 1-877-417-6161 or writing to the Everest3 Fund as shown above.


                        ---------------------------------
                                TABLE OF CONTENTS
                        ---------------------------------
                                                                           Page
Organization of the Trust and the Funds........................................3
Investments and Risks..........................................................3
Management of the Trust.......................................................16
Advisory Services.............................................................18
Distribution of Fund Shares...................................................20
Service Providers.............................................................22
Portfolio Transactions........................................................23
Determining Net Asset Value...................................................24
Buying Shares.................................................................25
Redeeming Shares..............................................................25
Tax Considerations............................................................25
Calculation of Performance Data...............................................28
Financial Statements..........................................................29

Organization of the Trust and the Funds
Everest Funds (the "Trust") is an open-end management investment company, or mutual fund, organized as a Delaware business trust on August 11, 2000. The Funds are each one series that may be formed by the Trust. The Funds are each non-diversified series that have their own investment objectives and policies. The Trust may start another series and offer shares of a new fund under the Trust at any time.

The Trust is authorized to issue an unlimited number of interests (or shares). Shares of each series have equal voting rights and liquidation rights, and are voted in the aggregate and not by the series except in matters where a separate vote is required by the Investment Company Act of 1940 (the "1940 Act") or when the matter affects only the interest of a particular Fund. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Trust does not normally hold annual meetings of shareholders. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any Trustee when requested to do so in writing by shareholders holding 10% or more of the Trust's outstanding shares. The Trust will comply with the provisions of Section 16(c) of the 1940 Act in order to facilitate communications among shareholders.

Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to that Fund with each other share of that Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any Fund into a greater or lesser number of shares of that Fund so long as the proportionate beneficial interests in the assets belonging to that Fund and the rights of shares of any other Fund are in no way affected. In case of any liquidation of a Fund, the holders of shares of the Fund being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that Fund. Expenses attributable to any Fund are borne by that Fund. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Trustees in such manner as the Trustees allocate such expenses on the basis of relative net assets or number of shareholders. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

The assets of a Fund received for the issue or sale of its shares, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, shall constitute the underlying assets of such Fund. In the event of the dissolution or liquidation of a Fund, the holders of shares of such Fund are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders

Investments and Risks
The following discussion supplements the description of the Funds' investment strategies, risks and management policies set forth in the "Goal and Principal Investment Strategies of the Funds," "Principal Investment Risks" and "How the Funds Invest" sections of each Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of a Fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with a Fund's investment policies and limitations.

If a bankruptcy or other extraordinary event occurs concerning a particular security a Fund owns, the Fund may receive stock, real estate, or other investments that such Fund would not, or could not, buy. If this happens, a Fund intends to sell such investments as soon as practicable while trying to maximize the return to shareholders.

Fundamental Investment Limitations
The Funds have each adopted the following restrictions as fundamental policies. This means they may only be changed if the change is approved by (i) more than 50% of a Fund's outstanding shares or (ii) 67% or more of a Fund's shares present at a shareholder meeting if more than 50% of a Fund's outstanding shares are represented at the meeting in person or by proxy, whichever is less.

The Funds may not:

     1. Issue securities senior to the Funds' presently authorized shares of beneficial interest, except that this restriction shall not be deemed to prohibit a Fund from (a) making any permitted borrowings, loans, mortgages or pledges, (b) entering into options, futures contracts, forward contracts, repurchase transactions, or reverse repurchase transactions, or (c) making short sales of securities to the extent permitted by the 1940 Act and any rule or order thereunder, or Securities and Exchange Commission ("SEC") staff interpretations thereof.

     2. Borrow money, except that the Funds may borrow money from banks or affiliated investment companies to the extent permitted by the 1940 Act, or any exemptions therefrom which may be granted by the SEC, or for temporary or emergency purposes and then in an amount not exceeding 33 1/3% of the value of a Fund's total net assets (including the amount borrowed).

     3. Act as an underwriter except to the extent a Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

     4. Purchase securities if as a result of such purchase more than 25% of a Fund's total assets would be invested in any one industry. Investments in other investment companies shall not be considered an investment in any particular industry for purposes of this investment limitation. For purposes of this limitation, there is no limitation on the purchase of securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities.

     5. Purchase or sell real estate and commodities, except that a Fund may purchase or sell securities of real estate investment trusts, may purchase or sell currencies, may enter into futures contracts on securities, currencies, and other indices or any other financial instruments, and may purchase and sell options on such futures contracts.

     6. Make loans to other persons except (a) through the lending of its portfolio securities, (b) through the purchase of debt securities, loan participations and/or engaging in direct corporate loans in accordance with its investment objectives and policies, (c) to the extent the entry into a repurchase agreement is deemed to be a loan, and (d) to affiliated investment companies to the extent permitted by the 1940 Act or any exemptions therefrom which may be granted by the SEC.

     7. Invest in other investment companies except as permitted by the 1940 Act, as amended.

Investment Strategies, Policies and Risks
In addition to the principal investment strategies that are set forth under the "Goals and Principal Investment Strategies of the Funds" and the "How the Funds Invest" sections of each Prospectus, the Funds have various additional investment strategies and policies. The following strategies and policies may be changed by the Board of Trustees without shareholder approval. In addition, you should be aware of the risks described below. Except for the fundamental investment limitations listed above, a Fund's investment strategies and policies are not fundamental and may be changed with the approval of the Trust's Board of Trustees.

Dividends and Distributions. The Everest America Fund's ability to pay distributions will be dependent primarily upon the receipt of dividends and distributions from the equity securities in its portfolio. The Everest3 Fund's ability to pay distributions will be dependent primarily upon the receipt of dividends from the equity securities in the portfolios of the exchange-traded funds ("ETF's") in which the Everest3 Fund invests. There can be no assurance that the issuers of such equity securities will pay dividends or distributions. In addition, the ETFs in which the Everest3 Fund invests generally will pay distributions at different rates, and the manager's asset allocation of the Everest3 Fund is likely to affect the Everest3 Fund's ability to pay distributions.

Equity Securities. The Funds may invest in equity securities, both directly and indirectly through the Everest3 Fund's investment in the shares of ETFs. An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common stocks and preferred stocks are examples of equity securities. Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets. Some preferred stocks may be convertible into common stock. Convertible securities are securities (such as debt securities or preferred stock) that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula. Please see "Debt Securities" below.

The Funds may also invest in equity securities through investments in ETFs. Although the Everest America Fund currently has no intention to invest in ETFs, the Everest America Fund may do so, subject to its limitations on investments in other investment companies. The shares of an ETF may be assembled in a block (typically 50,000 shares) known as a creation unit and redeemed in kind for a portfolio of the underlying securities (based on the ETF's net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption. Conversely, a creation unit may be purchased from the ETF by depositing a specified portfolio of the ETF's underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit. The Everest3 Fund intends to be a long-term investor in ETFs and does not intend to purchase and redeem creation units to take advantage of short-term arbitrage opportunities. However, the Everest3 Fund may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities and use it (and any required cash) to purchase creation units, if the manager believes it is in the Everest3 Fund's interest to do so. The Everest3 Fund's ability to redeem creation units may be limited by the 1940 Act, which provides that the ETFs will not be obligated to redeem shares held by the Everest3 Fund in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.

There is a risk that the underlying ETFs in which a Fund invests may terminate due to extraordinary events that may cause any of the service providers to the ETFs, such as the trustee or sponsor, to close or otherwise fail to perform their obligations to the ETF. Also, because the ETFs in which the Everest3 Fund intends to principally invest are each granted licenses by agreement to use the indexes as a basis for determining their compositions and/or otherwise to use certain trade names, the ETFs may terminate if such license agreements are terminated. In addition, an ETF may terminate if its entire net asset value falls below a certain amount. Although the Everest3 Fund believes that, in the event of the termination of an underlying ETF, it will be able to invest instead in shares of an alternate ETF tracking the same market index or another market index with the same general market, there is no guarantee that shares of an alternate ETF would be available for investment at that time.

Under the provisions of the 1940 Act, the Everest3 Fund must either seek instructions from its shareholders with regard to the voting of all proxies with respect to its investment in the securities of ETFs and vote such proxies only in accordance with the instructions, or vote the shares held by it in the same proportion as the vote of all other holders of the securities. In the event that there is a vote of ETF shares held by the Everest3 Fund, the Everest3 Fund intends to vote such shares in the same proportion as the vote of all other holders of such ETF's securities.

To the extent the Funds invest in the equity securities of small or medium-size companies, directly or indirectly through investments in ETFs, they will be exposed to the risks of smaller sized companies. Small and medium-size companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund's portfolio.

Debt  Securities
The Everest America Fund may invest to a limited extent in debt securities consistent with the Everest America Fund's investment objective and strategies. Debt purchased by the Everest America Fund may consist of obligations rated investment grade or better. The payment of principal and interest on most debt securities purchased by the Everest America Fund will depend upon the ability of the issuers to meet their obligations. An issuer's obligations under its debt securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. The power or ability of an issuer to meet its obligations for the payment of interest on, and principal of, its debt securities may be materially adversely affected by litigation or other conditions.

The ratings of Standard & Poor's, Moody's and other nationally recognized rating agencies represent their opinions as to the quality of debt securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield.

Foreign Securities. The Fund may invest in foreign securities directly or via the underlying ETFs in which the Everest3 Fund invests. The Everest America Fund may also invest in foreign securities through American Depositary Receipts ("ADRs"). ADRs are typically issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. Investments in foreign securities involve special risks that differ from those associated with investments in domestic securities. The risks associated with investments in foreign securities relate to political and economic developments abroad, as well as those that result from the differences between the regulation of domestic securities and issuers and foreign securities and issuers. These risks may include, but are not limited to, expropriation, confiscatory taxation, currency fluctuations, withholding taxes on interest, limitations on the use or transfer of Fund assets, political or social instability and adverse diplomatic developments. In addition, there are restrictions on foreign investments in other jurisdictions and there tends to be difficulty in obtaining judgments from abroad and effecting repatriation of capital invested abroad. Delays could occur in settlement of foreign transactions, which could adversely affect shareholder equity. Moreover, individual foreign economies may differ favorably or unfavorably from the domestic economy in such respects as growth of gross national product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Furthermore, investing in foreign securities can carry higher returns and risks than those associated with domestic investments. Foreign securities may be denominated in foreign currencies. Therefore, the value in U.S. dollars of the Fund's net assets and income may be affected by changes in exchange rates and regulations.

Other differences between investing in foreign companies and the U.S. include:

          o    information is less publicly available
          o there is a lack of uniform financial accounting standards applicable to foreign companies
          o    market quotations are less readily available
          o there are differences in government regulation and supervision of foreign securities exchanges, brokers, listed companies and banks
          o    there is generally a lower foreign securities market volume
          o it is likely that foreign securities may be less liquid or more volatile
          o    there are generally higher foreign brokerage commissions
          o there may be difficulties in enforcing contractual obligations or obtaining court judgments abroad because of differences in the legal systems
          o    the mail service between countries may be unreliable
          o there are political or financial changes that adversely affect investments in some countries.

Illiquid Investments. Each Fund may invest not more than 10% of its net assets in illiquid securities. Illiquid securities are generally securities that cannot be sold within seven days in the normal course of business at approximately the amount at which the Fund has valued them. Repurchase agreements that do not provide for settlement within seven days, time deposits maturing in more than seven days, Section 4(2) paper, and securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act") but that may be purchased by institutional buyers pursuant to Rule 144A are subject to the 10% limit (unless the manager or sub-adviser, pursuant to guidelines established by the Board of Trustees, determines that a liquid market exists). Rule 144A Securities are restricted securities that are eligible for resale pursuant to Rule 144A under the 1933 Act. The Portfolio may treat a Rule 144A security as liquid if determined to be so under procedures adopted by the Board of Trustees. While these holdings may offer more potential for growth, they may present a higher degree of business and financial risk, which can result in substantial losses. A Fund may have difficulty valuing these holdings and may be unable to sell these holdings at the time or price desired.

The manager or sub-adviser will monitor the liquidity of restricted securities under the supervision of the Board of Trustees. In reaching liquidity decisions, the manager or sub-adviser may consider the following factors, although such factors may not necessarily be determinative: (1) the unregistered nature of a security; (2) the frequency of trades and quotes for the security; (3) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (4) the trading markets for the security; (5) dealer undertakings to make a market in the security; and (6) the nature of the security and the nature of the marketplace trades (including the time needed to dispose of the security, methods of soliciting offers, and mechanics of transfer). The Everest3 Fund does not presently intend to invest in any illiquid securities.

In addition, the Everest America Fund and the ETFs in which the Everest3 Fund invests are subject to liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the sale of illiquid securities at an advantageous time or price. To the extent the Everest America Fund (or the ETFs in which the Everest3 Fund holds) invests in securities of companies with smaller market capitalizations or securities with substantial market risk, they will have a greater exposure to liquidity risk.

Options, Futures, and Options on Futures. A stock option is a contract that provides the holder the right to buy or sell shares of the stock at a fixed price, within a specified period of time. An option on a stock index is a contract that allows the buyer of the option the right to receive from the seller cash, in an amount equal to the difference between the index's closing price and the option's exercise price. A futures contract is an obligation to buy or sell a specified security or currency at a set price on a specified future date. A stock index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and end of the contract period. Options, futures, and options on futures are considered "derivative securities." The Funds may buy and sell options on securities and securities indices and may buy and sell futures contracts for securities and currencies.

Options. The Funds may buy or write (sell) put and call options on securities listed on a national securities exchange and in the over-the-counter ("OTC") market. All options written by a Fund will be covered.

A call option written by a Fund is covered if the Fund (a) owns the underlying security that is subject to the call or (b) has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian bank) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if a Fund holds a call on the same security and in the same principal amount as the call written where the exercise price of the call held is (a) equal to or less than the exercise price of the call written or
(b) greater than the exercise price of the call written if the difference is held in cash or high-grade debt securities in a segregated account with the Fund's custodian bank.

A put option written by a Fund is covered if the Fund maintains cash or high-grade debt securities with a value equal to the exercise price of the written put in a segregated account with its custodian bank. A put is also covered if a Fund holds a put on the same security and in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying security, the remaining term of the option, supply and demand, and interest rates.

The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or purchased, in the case of a put option, since the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to buy the underlying security at the exercise price, which will usually exceed the market value of the underlying security at that time.

If the writer of an option wants to terminate its obligation, the writer may effect a "closing purchase transaction" by buying an option of the same series as the option previously written. The effect of the purchase is that the clearing corporation will cancel the writer's position. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, the holder of an option may liquidate its position by effecting a "closing sale transaction" by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction may be made at the time desired by a Fund.

Effecting a closing transaction in the case of a written call option allows a Fund to write another call option on the underlying security with a different exercise price, expiration date or both. In the case of a written put option, a closing transaction allows a Fund to write another covered put option. Effecting a closing transaction also allows the cash or proceeds from the sale of any securities subject to the option to be used for other Fund investments. If a Fund wants to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or at the same time as the sale of the security.

A Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to buy the option. Likewise, a Fund will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option or is less than the premium paid to buy the option. Increases in the market price of a call option will generally reflect increases in the market price of the underlying security. As a result, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund.

The writing of covered put options involves certain risks. For example, if the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and a Fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, a Fund may elect to close the position or take delivery of the security at the exercise price. A Fund's return will be the premium received from the put option minus the amount by which the market price of the security is below the exercise price.

A Fund may buy call options on securities it intends to buy in order to limit the risk of a substantial increase in the market price of the security before the purchase is effected. A Fund may also buy call options on securities held in its portfolio and on which it has written call options. Prior to its expiration, a call option may be sold in a closing sale transaction. Profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the call option plus any related transaction costs.

A Fund may buy put options on securities in an attempt to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option. The ability to buy put options allows a Fund to protect the unrealized gain in an appreciated security in its portfolio without actually selling the security. In addition, a Fund continues to receive interest or dividend income on the security. A Fund may sell a put option it has previously purchased prior to the sale of the security underlying the option. The sale of the option will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid for the put option. Any gain or loss may be wholly or partially offset by a change in the value of the underlying security that a Fund owns or has the right to acquire.

A Fund may write covered put and call options and buy put and call options that trade in the OTC market to the same extent that it may engage in exchange-traded options. Like exchange-traded options, OTC options give the holder the right to buy, in the case of OTC call options, or sell, in the case of OTC put options, an underlying security from or to the writer at a stated exercise price. However, OTC options differ from exchange-traded options in certain material respects.

OTC options are arranged directly with dealers and not with a clearing corporation. Thus, there is a risk of non-performance by the dealer. Because there is no exchange, pricing is typically done based on information from market makers. OTC options are available for a greater variety of securities and in a wider range of expiration dates and exercise prices, however, than exchange-traded options, and the writer of an OTC option is paid the premium in advance by the dealer.

Futures contracts for securities and currencies. Each Fund may buy and sell futures contracts for securities and currencies. The Funds may also enter into closing purchase and sale transactions with respect to these futures contracts. The Funds will engage in futures transactions only for bona fide hedging or other appropriate risk management purposes. All futures contracts entered into by a Fund are traded on U.S. exchanges or boards of trade licensed and regulated by the Commodity Futures Trading Commission (the "CFTC") or on foreign exchanges, and a Fund's futures transactions must constitute permissible transactions pursuant to regulations promulgated by the CFTC.

When securities prices are falling, a Fund may offset a decline in the value of its current portfolio securities through the sale of futures contracts. When prices are rising, a Fund can attempt to secure better prices than might be available when it intends to buy securities through the purchase of futures contracts. Similarly, a Fund can sell futures contracts on a specified currency in an attempt to protect against a decline in the value of that currency and its portfolio securities denominated in that currency. The Funds can buy futures contracts on a foreign currency to fix the price in U.S. dollars of a security denominated in that currency that the Fund has purchased or expects to buy.

Positions taken in the futures markets are not normally held to maturity, but are liquidated through offsetting transactions that may result in a profit or a loss. While each Fund's futures contracts on securities and currencies will usually be liquidated in this manner, a Fund may instead make or take delivery of the underlying securities or currencies whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures on securities or currencies are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

To the extent a Fund enters into a futures contract, it will maintain a segregated account with its custodian bank cash or U.S. Treasury obligations equal to a specified percentage of the value of the futures contract (the initial margin), as required by the relevant contract market and futures commission merchant. The futures contract will be marked-to-market daily. Should the value of the futures contract decline relative to the Fund's position, the Fund, if required by law, will pay the futures commission merchant an amount equal to the change in value.

Futures contracts - general. Although financial futures contracts by their terms call for the actual delivery or acquisition of securities, or the cash value of the index, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities or cash. A contractual obligation is offset by buying (or selling, as the case may be) on a commodities exchange an identical financial futures contract calling for delivery in the same month. This transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities or cash. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, a Fund will incur brokerage fees when it buys or sells financial futures contracts.

Future developments. The Funds may take advantage of opportunities in the area of options, futures, and options on futures and any other derivative investments that are not presently contemplated for use by the Funds or that are not currently available but which may be developed, to the extent such opportunities are consistent with a Fund's investment goals and legally permissible for the Fund.

Derivative securities risks. A Fund's transactions in options, futures, and options on futures involve certain risks. These risks include, among others, the risk that the effectiveness of a transaction depends on the degree that price movements in the underlying securities, index, or currency correlate with price movements in the relevant portion of the Fund's portfolio. A Fund bears the risk that the prices of its portfolio securities will not move in the same amount as the option or future it has purchased, or that there may be a negative correlation that would result in a loss on both the underlying securities and the derivative security.

In addition, adverse market movements could cause a Fund to lose up to its full investment in a call option contract and/or to experience substantial losses on an investment in a futures contract. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position.

Positions in exchange-traded options and futures may be closed out only on an exchange that provides a secondary market. There can be no assurance that a liquid secondary market will exist for any particular option or futures contract at any specific time. Thus, it may not be possible to close an option or futures position. The inability to close options or futures positions may have an adverse impact on a Fund's ability to effectively hedge its securities. Furthermore, if a Fund is unable to close out a position and if prices move adversely, the Fund will have to continue to make daily cash payments to maintain its required margin. If a Fund does not have sufficient cash to do this, it may have to sell portfolio securities at a disadvantageous time. Such Fund will enter into an option or futures position only if there appears to be a liquid secondary market for the options or futures.

Similarly, there can be no assurance that a continuous liquid secondary market will exist for any particular OTC option at any specific time. Consequently, a Fund may be able to realize the value of an OTC option it has purchased only by exercising it or by entering into a closing sale transaction with the dealer that issued it. When a Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote it.

Repurchase Agreements. The Funds generally will have a portion of their net assets in cash or cash equivalents for a variety of reasons, including waiting for a suitable investment opportunity or taking a defensive position. To earn income on this portion of its net assets, each Fund may enter into repurchase agreements. Under a repurchase agreement, a Fund agrees to buy securities guaranteed as to payment of principal and interest by the U.S. government or its agencies from a qualified bank or broker-dealer and then to sell the securities back to the bank or broker-dealer after a short period of time (generally, less than seven days) at a higher price. The bank or broker-dealer must transfer to the Funds' custodian securities with an initial market value of at least 100% of the dollar amount invested by a Fund in each repurchase agreement. The manager or sub-adviser will monitor the value of such securities daily to determine that the value equals or exceeds the repurchase price.

Repurchase agreements may involve risks in the event of default or insolvency of the bank or broker-dealer, including possible delays or restrictions upon a Fund's ability to sell the underlying securities. A Fund will enter into repurchase  agreements  only  with  parties  who meet  certain  creditworthiness standards, i.e., banks or broker-dealers that the manager or sub-adviser has determined present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase transaction.

The Funds may also enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund agrees to sell a security in its portfolio and then to repurchase the security at an agreed-upon price, date, and interest payment. A Fund will maintain cash or high-grade liquid debt securities with a value equal to the value of the Fund's obligation under the agreement, including accrued interest, in a segregated account with the Fund's custodian bank. The securities subject to the reverse repurchase agreement will be marked-to-market daily. Although reverse repurchase agreements are borrowings under the 1940 Act, the Funds do not treat these arrangements as borrowings under their investment restrictions so long as the segregated account is properly maintained.

The use of repurchase agreements by a Fund involves certain risks. For example, if the other party to a repurchase agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, a Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the bankruptcy code or other laws, a court may determine that the underlying security is collateral for the loan by a Fund not within the control of the Fund, and therefore the realization by the Fund on the collateral may be automatically stayed. Finally, it is possible that a Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. While the manager acknowledges these risks, it is expected that if repurchase agreements are otherwise deemed useful to a Fund, these risks can be controlled through careful monitoring procedures.

Securities Lending. Each Fund may lend securities from its portfolio to brokers, dealers and financial institutions (but not individuals) in order to increase the return on its portfolio. The value of the loaned securities may not exceed one-third of a Fund's total net assets and loans of portfolio securities are fully collateralized based on values that are marked-to-market daily. The Funds will not enter into any portfolio security lending arrangements having a duration of longer than one year. The principal risk of portfolio lending is potential default or insolvency of the borrower. In either of these cases, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. The Funds may pay reasonable administrative and custodial fees in connection with loans of portfolio securities and may pay a portion of the interest or fee earned thereon to the borrower or a placing broker.

In determining whether or not to lend a security to a particular broker, dealer or financial institution, the manager or sub-adviser considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, dealer, or financial institution. Any loans of portfolio securities are fully collateralized based on values that are marked to market daily. Any securities that a Fund may receive as collateral will not become part of the Fund's investment portfolio at the time of the loan and, in the event of a default by the borrower, a Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest. During the time securities are on loan, the borrower will pay the Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral.

Temporary Investments. When a Fund's manager or sub-adviser believes market or economic conditions are unfavorable for investors, the manager or sub-adviser may invest up to 100% of a Fund's net assets in a temporary defensive manner or hold a substantial portion of its net assets in cash, cash equivalents, or other high quality short-term investments. Unfavorable market or economic conditions may include excessive volatility or a prolonged general decline in the securities markets, the securities in which a Fund normally invests, or the U.S. economy. Temporary defensive investments generally may include U.S. government securities, certificates of deposit, high-grade commercial paper, repurchase agreements, money market fund shares, and other money market equivalents. The manager or sub-adviser also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity.

U.S. Government Obligations. The Funds may invest in various types of U.S. Government obligations. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities. U.S. Treasury obligations differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government securities, have a maturity of up to one year and are issued on a discount basis. U.S. Government obligations also include securities issued or guaranteed by federal agencies or instrumentalities, including government-sponsored enterprises.

Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. Government obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

Short Sales
Although not currently part of any of the Everest America Fund's investment strategy, the Everest America Fund has the ability to make short sales. Short sales are transactions where the Everest America Fund sells securities it does not own in anticipation of a decline in the market value of the securities. As part of a short sale transaction, the Everest America Fund would borrow the security to deliver it to the buyer and then be obligated to replace the security borrowed at the market price at the time of replacement. Until the security is replaced, the Everest America Fund would be required to pay the lender any dividends or interest which accrue on the security during the loan period. To borrow the security, the Everest America Fund may also be required to pay a premium, which would increase the cost of the security sold. To the extent necessary to meet margin requirements, the broker would retain proceeds of the short sale until the short position is closed out. The manager anticipates that the frequency of short sales will vary substantially under different market conditions and the Everest America Fund does not intend that any significant amount of its assets, as a matter of practice, will be in short sales, if any.

When-Issued Purchases and Forward Commitments. The Everest America Fund may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transactions involve a commitment by the Everest America Fund to purchase or sell securities at a stated price and yield with settlement beyond the normal settlement date. Such transactions permit the Everest America Fund to lock-in a price or yield on a security, regardless of future changes in interest rates. When-issued purchases and forward commitment transactions involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, or if the value of the security to be sold increases prior to the settlement date.

When-issued and forward commitment transactions are made to secure what is considered to be an advantageous price or yield for the Everest America Fund. When the Everest America Fund agrees to purchase or sell securities on a when-issued or forward commitment basis, cash or liquid portfolio securities having a value (determined daily) at least equal to the amount of the Everest America Fund's commitments will be designated on the Everest America Fund's books and records. In the case of a forward commitment to sell portfolio securities, portfolio securities will be designated on the Everest America Fund's books and records while the commitment is outstanding. These procedures are designed to ensure that the Everest America Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases and forward commitment transactions.

The Everest America Fund does not intend to engage in such transactions for speculative purposes but only the purpose of acquiring portfolio securities. The Everest America Fund will make commitments to purchase securities on a when-issued basis or to purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, the Everest America Fund may dispose of or renegotiate a commitment after it is entered into and may sell securities it has committed to purchase before those securities are delivered to the Everest America Fund on the settlement date. In these cases, the Everest America Fund may realize a capital gain or loss.

When the Everest America Fund engages in when-issued and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Everest America Fund's incurring a loss or missing an opportunity to obtain an advantageous price. The value of the securities underlying such commitments to purchase or sell securities, and any subsequent fluctuations in their value, is taken into account when determining the Everest America Fund's net asset value starting on the day the Everest America Fund agrees to purchase the securities. The Everest America Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When the Everest America Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Everest America Fund's assets, and fluctuations in the value of the underlying securities are not reflected in the Everest America Fund's net asset value as long as the commitment remains in effect.

The Everest America Fund expects that when-issued and forward commitment transactions will not exceed 10% of the value of its total assets (at the time of purchase) under normal market conditions. Because the Everest America Fund will set aside cash or liquid assets to satisfy its purchase commitments in the manner described above, the Everest America Fund's liquidity and ability to manage its portfolio might be affected in the event its commitments to purchase securities on a when-issued or forward commitment basis ever exceeded 10% of the value of its total assets.

Warrants
The Everest America Fund has the ability to purchase warrants and similar rights, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at the specified price during a specified period of time. Warrants basically are options to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. They have no voting rights, pay no dividends and have no rights with respect to the assets of the company issuing them. Warrants differ from call options in that warrants are issued by the issuer of the security that may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

The purchase of warrants involves the risk that the Everest America Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

Initial Public Offerings. The Everest America Fund may invest in initial public offerings ("IPOs"). By definition, IPOs have not traded publicly until the time of their offerings. Special risks associated with IPOs may include a limited number of shares available for trading, unseasoned trading, lack of investor knowledge of the company, and limited operating history, all of which may contribute to price volatility. Many IPOs are issued by undercapitalized companies of small or microcap size. Investments in IPOs may have a magnified performance impact relative to other investments. The impact of IPOs on the Everest America Fund's performance will decrease as the Everest America Fund's asset size increases. The Everest America Fund will invest no more than 5% of its assets in IPOs.

Non-Diversification of Investments. Each Fund is non-diversified under the 1940 Act. This means that under the 1940 Act, there is no restriction as to how much a Fund may invest in the securities of any one issuer, either directly or via the underlying ETFs in which the Everest3 Fund invests. However, to qualify for tax treatment as a regulated investment company under the Internal Revenue Code ("Code"), the Funds intend to comply, as of the end of each taxable quarter, with certain diversification requirements imposed by the Code. Pursuant to these requirements, at the end of each taxable quarter, each Fund, among other things, will not have investments in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies) of more than 25% of the value of each Fund's total assets. In addition, each Fund, with respect to 50% of its total assets, will not have investments in the securities of any issuer equal to 5% of each Fund's total assets, and will not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies). As non-diversified investment companies, the Funds may be subject to greater risks than diversified companies because of the larger impact of fluctuation in the values of securities of fewer issues.

Management of the Trust

Trustees and Officers

The Trust's Board of Trustees supervises and manages the affairs of the Funds. In accordance with Delaware's Business Trust Act, a trustee of the Trust is responsible for performing his duties in good faith, in a manner such trustee reasonably believes to be in the best interests of the Trust and with the care that an ordinarily prudent person in a like position would use under similar circumstances. The Trust is not required to hold annual shareholder meetings.

The names, business addresses and ages of the directors and officers of the Trust together with information as to their principal business occupations during at least the past five years are shown below. Each director who is an "interested person" of the Trust, as defined in the 1940 Act, is indicated by an asterisk.

---------------------------- -------------------- -------------------------------------------------
Name, Age, Address           Positions with the   Principal Occupation During Past 5 Years
                             Trust
---------------------------- -------------------- -------------------------------------------------
*Vinod Gupta (55)            President,           President of  Everest  Funds  Management, LLC, the
5805 S. 86th Circle          Chairperson of the   Fund's  manager, since its inception in May, 2000,
Omaha, NE 68127              Board, Treasurer     Founder  of  infoUSA Inc., a company that compiles
                             and Trustee          and  updates proprietary databases  of 12  million
                                                  businesses and 200 million consumers in the United
                                                  States  and  Canada;  Chairman  of  the  Board  of
                                                  infoUSA  Inc.  since  1972  and  Chief   Executive
                                                  Officer  from  1972 until September 1997 and since
                                                  August 1998.
---------------------------- -------------------- -------------------------------------------------
*Thomas F. Pflug (43)        Trustee              President  of  Pflug Koory, LLC, sub-adviser, and
14441 Dupont Court                                its   predecessor   entity,   Pflug    Investment
Omaha, NE 68144                                   Management, Inc., since its organization in 1992.
                                                  Mr. Pflug  previously  was  the Vice-President of
                                                  Wallace  R.  Weitz  &  Co. (a Nebraska investment
                                                  adviser) from May of 1989 through April of 1992.
---------------------------- -------------------- -------------------------------------------------
Harold W. Andersen (78)      Trustee              Contributing  editor and newspaper executive with
5805 S. 86th Circle                               the  Omaha  World-Herald from 1946 to the present
Omaha, NE 68127                                   where  he  has  served as director, president and
                                                  chairman of the board of directors.
---------------------------- -------------------- -------------------------------------------------
Richard M. Krasno (59)       Trustee              President  of  William  R.  Kenan, Jr. Fund since
P.O. Box 3858                                     1999;  President  of  the  Monterey  Institute of
Chapel Hill, NC 27515                             International  Studies  from  1998  to 1999. From
                                                  1981 to 1998, Mr. Krasno served for the Institute
                                                  of International Education as its President-Chief
                                                  Executive  Officer  from  1983  to 1998 and as an
                                                  Executive  Vice President and its Chief Operating
                                                  Officer from 1981 to 1983.
---------------------------- -------------------- -------------------------------------------------
Gary Schwendiman, Ph.D. (61) Trustee              Director, Schwendiman Partners LLC, an investment
1201 "O" Street, Suite 200                        advising  firm,  since 1994; Manager, Schwendiman
Lincoln, NE 68508                                 Technology  Management Company, LLC, a registered
                                                  investment  adviser,  from  1999  to the present;
                                                  Manager,  Schwendiman  Technology  Partners, LLC,
                                                  from  1999  to  the present; Manager, Schwendiman
                                                  Partners,  since   1999.  General  Partner,  U.S.
                                                  Equity  Fund,  L.P.  and  Schwendiman  Global New
                                                  Markets  Fund,  L.P.,   each  investment  limited
                                                  partnerships.  From 1991 to 1999, Dr. Schwendiman
                                                  was  the  Sole  Proprietor of TGS Investments, an
                                                  investment advisory firm.  From 1995 to 1999, Dr.
                                                  Schwendiman also serves on the board of directors
                                                  of  the  Gallup  Organization,  a  large  polling
                                                  organization.  From 1991 to 1998, Dr. Schwendiman
                                                  served  as  Chairman  with  the  Federal  Deposit
                                                  Insurance   Corporation,   a   federal    savings
                                                  oversight committee.
---------------------------- -------------------- -------------------------------------------------


     * Vinod Gupta is an "interested person" of the Trust, as defined in the 1940 Act. He serves as the President of the manager of the Funds.

     * Thomas F. Pflug is also an "interested person" of the Trust, as defined in the 1940 Act. He is the President of the sub-adviser of the Funds.

Trustees of the Trust who are not "interested persons" of the Trust are not paid by the Funds, but are reimbursed for expenses incurred in attending meetings of the Board of Trustees. None of the trustees of the Trust or the highest paid executives received over $60,000 in compensation.

The table below details the amount of compensation received by the Trustees from the Trust for the period December 1, 2000 through October 31, 2001. Presently, none of the executive officers receive compensation from the Trust.

------------------------- --------------- ---------------------- ---------------- ---------------------
                                           Pension or Retirement Estimated Annual  Total Compensation
                              Aggregate     Benefits Accrued As    Benefits Upon   from Trust Paid to
Name of Person, Position    Compensation   Part of Fund Expenses    Retirement          Trustees
                             From Fund
------------------------- --------------- ---------------------- ---------------- ---------------------
Vinod Gupta
President, Chairperson,          None              None                None               None
Treasurer, and Trustee

Thomas F. Pflug                  None              None                None               None
Trustee

Harold W. Andersen               None              None                None               None
Trustee

Richard M. Krasno                None              None                None               None
Trustee

Gary Schwendiman, Ph.D.          None              None                None               None
Trustee


Control Persons and Principal Holders of Securities. The following table provides the name and address of any person who owns of record or beneficially 5% or more of the outstanding shares of a Fund as of December 31, 2001. Control persons are persons deemed to control a Fund because they own beneficially over 25% of the outstanding securities. Control persons could affect the outcome of proxy voting or the direction of management of a Fund. Principal holders are persons that own beneficially 5% or more of a Fund's outstanding shares.

                                  Everest3 Fund

--------------------- ----------------- -------------------- -------------------
Name and Address            Shares          % Ownership      Type of Ownership
--------------------- ----------------- -------------------- -------------------
Vinod Gupta*              468,391.95          76.75%                Beneficial
5805 S. 86th Circle
Omaha, NE 68127

infoUSA Inc.**            108,729.16          17.82%                  Record
5805 S. 86th Circle
Omaha, NE 68127

* Mr. Gupta owns shares of the Everest3 Fund beneficially through various entities of which he serves as trustee.

** Mr. Gupta is the chief executive officer, chairman of the board and owns a controlling interest of infoUSA Inc.

                              Everest America Fund

---------------------- ---------------- -------------------- -------------------
Name and Address             Shares         % Ownership      Type of Ownership
---------------------- ---------------- -------------------- -------------------
Vinod Gupta*               251,975.68         100.00%               Beneficial
5805 S. 86th Circle
Omaha, NE 68127

* Mr. Gupta owns shares of the Everest America Fund beneficially through various entities of which he serves as trustee.

Management Ownership
As of December 31, 2001, the Vinod Gupta Revocable Trust owned 100% of the outstanding shares of the Everest America Fund. As of December 31, 2001, all Trustees and Officers of the Trust as a group owned approximately 484,061 shares or 79.32% of the Everest3 Fund's outstanding shares.

Advisory Services

Investment Manager
Everest Funds Management, LLC (the "manager"), 5805 S. 86th Circle, Omaha, Nebraska 68127, a Delaware limited liability company, is the investment adviser to the Funds. The manager is under the control of Vinod Gupta, who has voting control and is the sole manager of the manager. Vinod Gupta is also the Chairperson of the Board of Trustees, the President and the Treasurer of the Fund.

Under the Amended and Restated Investment Advisory Agreement, as amended, between the Trust and the manager, dated as of October 30, 2001 (the "Advisory Agreement"), and subject to the control of the Board of Trustees, the manager manages the day-to-day operations of each Fund, including overseeing the purchases and sales of Fund securities consistent with the applicable Fund's investment objectives and policies. In addition, the manager is responsible for overseeing the administration of each Fund's daily business affairs such as providing accurate accounting records, computing accrued income and expenses of each Fund, computing the daily net asset value of each Fund, assuring proper dividend disbursements, proper financial information to investors, notices of all shareholders' meetings and providing sufficient office space, storage, telephone services and personnel to accomplish these responsibilities. The Advisory Agreement provides that the manager may enter into sub-advisory agreements but that the ultimate responsibility for managing the net assets of each Fund rests with the manager. The Board of Trustees approved the Advisory Agreement on September 10, 2001 in the manner required by the 1940 Act.

The Advisory Agreement provides that the manager will not be liable to a Fund for any error of judgment or mistake of law, or for any loss suffered by a Fund or its shareholders in connection with matters to which the Advisory Agreement relates, except for willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties under the Advisory Agreement. In exchange for its services, the manager is entitled to receive an annual management fee from each of the Funds, calculated daily and payable monthly, equal to 0.50% of the average daily net assets of Everest3 Fund and 1.00% of the average daily net assets of the Everest America Fund. The manager has voluntarily agreed, however, to waive and/or reimburse those expenses under certain conditions. Currently, the manager has agreed to waive and/or reimburse all or a portion of its management fee and/or reimburse expenses to limit the Total Annual Operating Expenses for shares of the Everest3 Fund to 0.75%, and shares of the Everest America Fund to 1.25%. The manager may choose to terminate these waivers or revise the limits on Total Annual Operating Expenses at any time. No sales charges or commissions are payable in connection with the sale of the Funds' shares. For its services to the Everest3 Fund, the manager earned $12,362 during the period December 1, 2000 through October 31, 2001, all of which was waived. The manager has also waived and/or reimbursed an additional $143,951 of the Everest3 Fund's expenses.

Sub-Adviser
The manager has entered into a Sub-Advisory Agreement with Pflug Koory, LLC (the "sub-adviser"), 14441 Dupont Court, Suite 100, Omaha, Nebraska 68144, to assist it in the day-to-day management of each Fund. Thomas F. Pflug is the President, manger, and majority shareholder of the sub-adviser. Mr. Pflug is also a member of the Board of Trustees of the Trust. Pursuant to the Sub-Advisory Agreement between the manager and the sub-adviser, the sub-adviser will provide certain advisory services to each Fund, subject to the control of the manager and the Board of Trustees.

While the ultimate responsibility for the day-to-day operations of the Funds remain with the manager, the sub-adviser will develop and maintain an investment program for each Fund and will make investment decisions for all of the assets of each Fund and will place all orders for the purchase and sale of securities, all on behalf of each Fund. The sub-adviser will pay all expenses incurred by it in connection with its activities under the Sub-Advisory Agreement other than the cost of securities (including brokerage commission, if any) purchased for a Fund. In exchange for its services to the manager, the sub-adviser is entitled to receive an annual management fee calculated daily and payable monthly, equal to 0.25% of the average daily net assets of the Everest America Fund, and 0.15% of the average daily net assets of the Everest3 Fund. For its services to the Everest3 Fund, the sub-adviser earned $1,854 during the period December 1, 2000 through October 31, 2001.

The Sub-Advisory Agreement provides that the sub-adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund, its shareholders or by the manager in connection with the matters to which the Sub-Advisory Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the Sub-Advisory Agreement.

The Funds are each responsible for paying all its expenses other than those assumed by the manager incurred in the operation of the Funds and any public offering of the Funds' shares, including, among others, any interest, taxes, brokerage fees and commissions, or fees of the trustees who are not employees of the manager, or any of their affiliates, expenses of trustees and shareholders' meetings, including the cost of printing and mailing proxies, expenses of insurance premiums for fidelity and other coverage, expenses of redemption of Fund shares, expenses of issue and sale of Fund shares, expenses of printing and mailing stock certificates representing shares of the Fund, association membership dues, advertising promotional expenses in connection with the distribution of the Fund shares, including paying for prospectuses for new shareholders, charges of custodian, transfer agent, dividend disbursing agent, accounting services agent, investor servicing agent, and bookkeeping, auditing, and legal expenses. Each Fund will also pay the fees and bear the expense of registering and maintaining the registration of the Fund and its shares with the Commission and registering or qualifying its shares under state or other securities laws and the expense of preparing and mailing prospectuses and reports to shareholders.

The Advisory Agreement and the Sub-Advisory Agreement will continue in effect from year to year if such continuance is approved in the manner required by the 1940 Act (i.e., (a) by a vote of a majority of the Board of Trustees or of the outstanding voting securities of the Fund and (b) by a vote of a majority of the Trustees who are not parties to the Advisory Agreement or the Sub-Advisory Agreement, as applicable, or interested persons of any such party), and if the manager shall not have notified the Trust at least 60 days prior to the anniversary date of the previous continuance that it does not desire such continuance. The Advisory Agreement or the Sub-Advisory Agreement may be terminated by a Fund, without penalty, on 60 days' written notice to the manager or the sub-adviser, as applicable, and will terminate automatically in the event of its assignment, as applicable.

Code of Ethics
The Trust, the manager and the sub-adviser have adopted Codes of Ethics that govern the conduct of employees of the Trust and manager who may have access to information about the Funds' securities transactions. The Codes recognize that such persons owe a fiduciary duty to the Funds' shareholders and must place the interests of shareholders ahead of their own interests. Among other things, the Codes require pre-clearance of certain personal securities transactions; certain blackout periods for personal trading of securities which may be considered for purchase or sale by a Fund or other clients of the manager; annual and quarterly reporting of personal securities holdings; and limitations on personal trading of initial public offerings. Violations of the Codes are subject to review by the Trustees and could result in severe penalties.

Distribution of Fund Shares

Underwriter
Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202, is the principal underwriter (the "Underwriter") and the general distributor of the shares of the Funds pursuant to a Distribution Agreement, as amended from time to time, among the Underwriter, the Trust and the manager dated as of November 3, 2000 (the "Distribution Agreement"). The Distribution Agreement was approved by the Board of Trustees on October 26, 2000 in the manner required by the 1940 Act. See "Management of the Fund--Trustees and Officers."

Distribution Plan
As noted in each Prospectus, the Trust, on behalf of each Fund, has adopted a Distribution Plan pursuant to Rule 12b-1 promulgated by the SEC pursuant to the 1940 Act (the "Plan"). The Plan was first approved by the Board of Trustees and ratified by a vote of the majority of outstanding shares of the Everest3 Fund on October 15, 2001, and was implemented for each of the Funds as of November 1, 2001. Under the Plan, each Fund may pay up to an annual rate of 0.25% of the average daily net assets of shares to the Underwriter or other qualified recipient under the Plan.

The Plan is a "reimbursement" Plan that provides each Fund the ability to use Fund assets to pay the Underwriter and other qualified recipients (e.g. securities dealers, financial institutions and other industry professionals) to finance any activity that is principally intended to result in the sale of a Fund's shares subject to the Plan up to 0.25% of average daily net assets.

Activities covered by the Plan includes:

o    the advertising and marketing of shares of the Funds;
o preparing, printing, and distributing prospectuses and sales literature to prospective shareholders, brokers, or administrators; and
o    implementing and operating the Plan.

The Plan must be renewed annually by the Board of Trustees, including a majority of the independent Trustees who have no direct or indirect financial interest in the operation of the Plan, cast in person at a meeting called for that purpose. It is also required that the independent Trustees select and nominate other independent Trustees.

The Plan and any related agreements may not be amended to materially increase the amounts to be spent for distribution expenses without approval by a majority of a Fund's outstanding shares. All material amendments to the Plan or any related agreements must be approved by a vote of the independent Trustees, cast in person at a meeting called for the purpose of voting on any such amendment. Furthermore, the Underwriter is required to report in writing to the Board of Trustees, at least quarterly, on the amounts and purpose of any payment made under the Plans. The Underwriter is also required to furnish the Board of Trustees with such other information as may reasonably be requested in order to enable the Trustees to make an informed determination of whether the Plan should be continued.

With the exception of the investment advisor and the Underwriter, no "interested person" of the Funds, as defined in the 1940 Act, including no Trustee of the Funds who is not an "interested person," has or had a direct or indirect financial interest in the Plan or any related argument.

The Board of Trustees considered various factors in connection with its decision to approve the Plan, including: (a) the nature and causes of the circumstances which make implementation of the Plan necessary and appropriate; (b) the way in which the Plan would address those circumstances, including the nature and potential amount of expenditures; (c) the nature of the anticipated benefits;
(d) the merits of possible alternative plans or pricing structures; (e) the relationship of the Plan to other distribution efforts of the Funds; and (f) the possible benefits of the Plan to any person relative to those of the Funds.

Based upon its review of the foregoing factors and the material presented to it, and in light of its fiduciary activities under relevant state law and the 1940 Act, the Board of Trustees determined, in the exercise of its business judgment, that the Plan was reasonably likely to benefit the Investor Class and its shareholders in at least one or several potential ways. Specifically, the Board concluded that the Underwriter and any recipients would have little or no incentive to incur promotional expenses on behalf of the Funds if the Plan were not in place to reimburse them, thus making the adoption of the Plan important to the viability of the Funds. In addition, the adoption of the Plan would help to increase assets under management in a short amount of time, given the marketing efforts on the part of the Underwriter and recipients of payments under the Plan to sell Fund shares which should result in certain economies of scale.

While there is no assurance that the expenditure of Fund assets to finance distribution of Fund shares will have the anticipated results, the Board of Trustees believes there is a reasonable likelihood that one or more of such benefits will result, and since the Board of Trustees will be in a position to monitor the distribution expenses of each of the Funds, it will be able to determine the benefit of such expenditures in deciding whether to continue the Plan.

Service Providers
The Trust entered into a series of agreements whereby certain parties will provide various services to the Fund.

U.S. Bancorp Fund Services, LLC ("USBFS") will provide accounting and administrative services and shareholder servicing to the Funds as transfer agent and dividend disbursing agent. USBFS's address is 615 East Michigan Street, Milwaukee, Wisconsin 53202. The services to be provided under the Transfer Agent Servicing Agreement include processing purchase and redemption transactions, establishing and maintaining shareholder accounts and records, disbursing dividends declared by the Fund, day-to-day administration of matters related to the corporate existence of the Fund (other than rendering investment advice), maintenance of its records and preparation, mailing and filing of reports, assistance in monitoring the total number of Shares sold in each State for "Blue Sky" purposes and assistance in the preparation of the Fund's registration statement under federal and state securities laws. The Everest3 Fund paid $43,933 for administrative services during the fiscal period ended October 31, 2001.

Pursuant to the Fulfillment Servicing Agreement between USBFS and the Funds, USBFS will also provide fulfillment services to the Funds, including shareholder and prospective shareholder customer service.

U.S. Bank, N.A., an affiliate of USBFS, is the custodian of the assets of the Fund (the "Custodian") pursuant to a custody agreement between the Custodian and the Trust dated as of November 3, 2000 ("Custody Agreement"), whereby the Custodian provides for fees on a transactional basis plus out-of-pocket expenses. The Custodian's address is 425 Walnut Street, Cincinnati, Ohio 45202.

Pursuant to a Fund Administration Servicing Agreement and a Fund Accounting Servicing Agreement, each between USBFS and the Trust, USBFS also performs certain administrative, accounting and tax reporting functions for the Funds, including preparation and filing federal and state tax returns, preparing and filing securities registration compliance filings with various states compiling data for and preparing notices to the Commission, preparing financial statements for the Annual and Semi-Annual Reports to the Commission and current investors, monitoring the Fund's expense accruals and performing securities valuations and, from time to time, monitoring the Fund's compliance with the Fund's investment objective and restrictions. Pursuant to the Fund Administration Servicing Agreement, USBFS is entitled to receive from each Fund a fee, computed daily and payable monthly, based on each Fund's average net assets at a minimum annual rate of $89,000 for the Funds.

Stradley Ronon Stevens & Young, LLP acts as legal counsel to the Trust. Arthur Andersen LLP is the independent public accountants for the Trust.

Portfolio Transactions
Subject to the review of the manager, the sub-adviser will be authorized to allocate each Fund's securities transactions to the Underwriter and to other broker-dealers who help distribute the Funds' shares. In connection with its duties to arrange for the purchase and sale of portfolio securities, the sub-adviser will select such broker-dealers who will, in the sub-adviser's judgment, implement a Fund's policy to achieve best execution at the best available price. Consistent with the rules of the National Association of Securities Dealers, Inc., the sub-adviser will allocate transactions to such broker-dealers only when it reasonably believes that the commissions and transaction quality is comparable to that available from other qualified broker-dealers, subject to seeking the best available price and execution available and such other policies as the Board of Trustees may determine. During the period December 1, 2000 through October 31, 2001, the Everest3 Fund paid $1,919 in total brokerage commissions.

When allocating transactions to broker-dealers, the sub-adviser is authorized to consider, in determining whether a particular broker-dealer will provide best execution, the broker-dealer's reliability, integrity, financial condition and risk in positioning the securities involved, as well as the difficulty of the transaction in question, and thus need not pay the lowest spread or commission available if the manager determines in good faith that the amount of commission is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer, viewed either in terms of the particular transaction or the sub-adviser's overall responsibilities as to the accounts as to which it exercises investment discretion. If, on the foregoing basis, the transaction in question could be allocated to two or more broker-dealers, the sub-adviser is authorized in making such allocation, to consider, (a) whether a broker-dealer has provided research services, as further discussed below; and
(b) whether a broker-dealer has sold Fund shares or the shares of any other investment company or companies having the sub-adviser as its adviser or having the same sub-manager, administrator or principal underwriter as the Fund. Such research may be in written form or through direct contact with individuals and may include quotations on portfolio securities and information on particular issuers and industries, as well as on market, economic or institutional activities, and may also include comparison of the performance of a Fund to the performance of various indices and investments for which reliable performance data is available and similar information prepared by recognized mutual fund statistical services. The Funds recognize that no dollar value can be placed on such research services or on execution services, that such research services may or may not be useful to the applicable Fund or other accounts of the sub-adviser, and that such research received by such other accounts may or may not be useful to the applicable Fund.

The manager will cause the Funds to deal directly with the selling or purchasing principal or market maker without incurring brokerage commissions unless the manager determines that a better price or execution may be obtained by paying such commissions. Purchases from underwriters include a commission or concession paid by the issuer to the underwriter and principal transactions placed through broker-dealers include a spread between the bid and asked prices.

Under the 1940 Act, the Funds may not purchase portfolio securities from any underwriting syndicate of which the Underwriter, as principal, is a member except under certain limited circumstances set forth in Rule 10f-3 thereunder. These conditions relate, among other things, to the reasonableness of the broker-dealer spread, the amount of securities that may be purchased from any one issuer, and the amount of a Fund's assets that may be invested in a particular issue. The rule also requires that any purchase made subject to its provisions be reviewed at least quarterly by the Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust as defined by the 1940 Act.

The Board of Trustees will review quarterly the manager's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Funds. Such review is conducted for the purpose of determining if the markups and commissions, if any, paid by the Funds are reasonable in relation to the benefits received by the Funds taking into account the competitive practices in the industry.

Determining Net Asset Value
The net asset value of each Fund will be determined as of the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange ("NYSE") is open for trading. The NYSE is open for trading Monday through Friday except New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Additionally, if any of the aforementioned holidays falls on a Saturday, the NYSE will not be open for trading on the preceding Friday, and when any holiday observed by the NYSE falls on a Sunday, the NYSE will not be open for trading on the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or the yearly accounting period.

Securities which are traded on a recognized securities exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded or at last sale price on the national securities market. Put options are valued at the last sales price on the valuation date if the last sales price is between the closing bid and asked prices. Otherwise, put options are valued at the mean of the closing bid and asked prices. Debt securities (other than short-term instruments) are valued at prices furnished by a national pricing service, subject to review by the manager and determination of the appropriate price whenever a furnished price is significantly different from the previous day's furnished price. Debt instruments maturing within 60 days are valued by the amortized cost method. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Trustees.

To the extent a Fund obtains securities for which market quotations are not readily available, those securities are valued on the basis of information furnished by a pricing service or services, approved by the Board of Trustees, which furnishes the manager with valuations based in each case upon information concerning market transactions and quotations from recognized securities broker-dealers. The methods used by such pricing service and the valuations so established are reviewed regularly by Fund officers under the general supervision of the Board of Trustees. The use of such service by the Funds is the method selected by the Board of Trustees for obtaining a fair determination of the value of securities for which quotations are not readily available.

If market quotations or information furnished by a pricing service is not available for a security or if the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A securities valuation may differ depending on the method used for determining value.

Buying Shares
As described in each prospectus, shares of the Funds may be purchased by check, by wire transfer of funds through a bank or through one or more brokers authorized by the Funds to receive purchase orders. The minimum initial investment is $5,000 on regular accounts and $2,000 on IRA accounts. Investments may be made in any amount in excess of these amounts. To add to existing accounts, regular accounts require a minimum investment of $250, and IRA accounts require a $100 investment.

No stock certificates will be issued for the purchase of Fund shares. Instead, an account will be established for each investor and all shares purchased or received, including those obtained through reinvestment of distributions, will be registered on the books of each Fund and credited to such account. The Funds have the right to limit the amount of purchases and to refuse to sell shares to any person.

Redeeming Shares
Redemption proceeds are normally wired or mailed on the next business day following receipt of wired or telephoned instructions, but in no event later than seven days following receipt of such requests. Redemptions may be suspended or payment dates postponed more than seven days when

(a)  the NYSE is closed (other than weekends or holidays),
(b) when trading on the NYSE is restricted during any period when an emergency exists as a result of which (i) disposal of a Fund's investments is not reasonably practicable, or (ii) it is not reasonably practicable for a Fund to determine the value of the Fund's net assets, or
(c) for such other periods as the Commission may by order permit for the protection of a Fund's shareholders.

If you designate a savings and loan association as the bank to receive your telephone redemption proceeds, please note that if the savings and loan association is not a participant in the Federal Reserve System, redemption proceeds must be wired to a commercial bank which is a correspondent of the savings and loan association. You should discuss wire procedures and costs with their savings and loan association before completing the telephone redemption authorization on the account application form.

Redemption In Kind
The Funds do not intend to redeem shares in any form except cash. The Funds, however, have filed a notice of election under Rule 18f-1 of the 1940 Act that allows the Funds to redeem in-kind redemption requests of a certain amount. Specifically, if the amount you are redeeming is over the lesser of $250,000 or 1% of a Fund's net asset value, the Funds have the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of a Fund's net asset value in securities instead of cash.

Tax Considerations
The following is a summary of certain tax considerations generally affecting a Fund and its shareholders. No attempt is made to present a detailed explanation of the tax treatment of a Fund or its shareholders, and the discussions here are not intended as substitutes for careful tax planning.

Distributions of Net Investment Income
The Funds receive income generally in the form of dividends and interest on their investments. This income, less expenses incurred in the operation of a Fund, constitutes a Fund's net investment income from which dividends may be paid to you. Any distributions by a Fund from such income will be taxable to you as ordinary income, whether you receive them in cash or in additional shares.

Distributions of Capital Gain
The Funds may derive capital gain or loss in connection with sales or other dispositions of investments. Distributions of net short-term capital gain will be taxable to you as ordinary income. Distributions from net long-term capital gain will be taxable to you as long-term capital gain, regardless of how long you have held your shares in a Fund. An underlying ETF of the Everest3 Fund may also derive capital gain or loss as a result of a re-balancing of its portfolio in response to a change in the underlying index in which the ETF seeks to replicate.

Distributions of the ETF's net short-term capital gain will be ordinary income to the Everest3 Fund, and, in turn, to you upon its distribution by the Everest3 Fund. Distributions of the ETF's net long-term capital gain to the Everest3 Fund will be long-term capital gain to the Everest3 Fund, and, in turn, to you upon its distribution by the Everest3 Fund, regardless of how long you have held your shares in the Everest3 Fund. Any net capital gain realized by the Everest3 Fund generally will be distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Everest3 Fund.

Beginning in the year 2001 for shareholders in the 15% federal income tax bracket (or in the year 2006 for shareholders in the 28% or higher bracket), capital gain dividends from each Fund's sale of securities held for more than five years may be subject to a reduced rate of tax.

Effect of Foreign Investments on Distributions
Most foreign exchange gain realized on the sale of debt securities is treated as ordinary income by the Funds. Similarly, foreign exchange loss realized on the sale of debt securities generally is treated as ordinary loss. This gain when distributed will be taxable to you as ordinary income, and any loss will reduce a Fund's ordinary income otherwise available for distribution to you. This treatment could increase or decrease a Fund's ordinary income distributions to you, and may cause some or all of a Fund's previously distributed income to be classified as a return of capital.

The Funds may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce ordinary income distributions to you. If more than 50% of a Fund's total assets at the end of the fiscal year is invested in securities of foreign corporations, a Fund may elect to pass through to you your pro rata share of foreign taxes paid by such Fund. If this election is made, the year-end statement you receive from the Fund will show more taxable income than was actually distributed to you. However, you will be entitled to either deduct your share of such taxes in computing your taxable income or (subject to limitations) claim a foreign tax credit for such taxes against your U.S. federal income tax. Each Fund will provide you with the information necessary to complete your individual income tax return if it makes this election.

Information on the Tax Character of Distributions
The Funds will inform you of the amount of your ordinary income and capital gain dividends at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, a Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

Election to be Taxed as a Regulated Investment Company
The Funds intend to elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code") and intend to so qualify during the current fiscal year. As a regulated investment company, each Fund generally pays no federal income tax on the income and gain it distributes to you. The Board of Trustees reserves the right not to maintain the qualification of the Funds as regulated investment companies if it determines such course of action to be beneficial to shareholders. In such case, a Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gain, and distributions to you will be taxed as ordinary dividend income to the extent of a Fund's earnings and profits.

Excise Tax Distribution Requirements
To avoid federal excise taxes, the Code requires each Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve-month period ending October 31; and 100% of any undistributed amounts from the prior year. The Funds intend to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Redemption of Fund Shares
Redemptions (including redemptions in kind) and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, or exchange your Fund shares for shares of another Fund, the IRS will require that you report any gain or loss on your redemption or exchange. If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you hold your shares.

Beginning in the year 2001 for shareholders in the 15% federal income tax bracket (or in the year 2006 for shareholders in the 28% or higher bracket), gain from the sale of Fund shares held for more than five years may be subject to a reduced rate of tax.

Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those shares. All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in the same Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

U.S. Government Securities
States grant tax-free status to dividends paid to you from interest earned on certain U.S. government securities, subject in some states to minimum investment or reporting requirements that must be met by the Funds. Investments in Government National Mortgage Association or Federal National Mortgage Association securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities generally do not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Dividends-Received Deduction for Corporations
If you are a corporate shareholder, you should note that it is expected that a portion of the dividends paid by the Funds will qualify for the dividends-received deduction. You may be allowed to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends. The dividends-received deduction will be available only with respect to dividends designated by s Fund as eligible for such treatment. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

Investment in Complex Securities
The Funds may invest in complex securities that may be subject to numerous special and complex tax rules. These rules could affect whether gain or loss recognized by a Fund is treated as ordinary or capital, or as interest or dividend income. These rules could also accelerate the recognition of income to a Fund (possibly causing a Fund to sell securities to raise the cash for necessary distributions) and/or defer a Fund's ability to recognize a loss, and, in limited cases, subject a Fund to U.S. federal income tax on income from certain foreign securities. These rules could therefore affect the amount, timing or character of the income distributed to you by a Fund.

Calculation of Performance Data
The Funds may publish certain performance figures in advertisements from time to time. These performance figures may include average annual total return figures.

Average Annual Total Return
Average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if a Fund's performance had been constant over the entire period, and is computed according to the following formula:

                                  P(1+T)n = ERV

        Where:        P  =  a hypothetical initial payment of $1,000.
                      T  =  average annual total return.
                      n  =  number of years in the base period.
                      ERV = ending redeemable value of the hypothetical $1,000 payment made at the beginning of the base period (reduced by the maximum sales charge) assuming reinvestment of all dividends and distributions.

All performance figures are based on historical results and are not intended to indicate future performance.

The Funds may from time to time use certain indices for performance comparison purposes, including:

o S&P 500 Index -- an unmanaged, market-value weighted index of 500 stocks chosen for market size, liquidity, and industry group representation, and is widely regarded as a standard for measuring large-cap U.S. stock market perfomance; or

o Dow Jones Industrial Average -- an unmanaged, price-weighted average of 30 widely held stocks that are generally the leaders in their industries; or

o Nasdaq - 100 Index -- an unmanaged, modified capitalization-weighted index of the 100 largest and most actively traded non-financial domestic and international issues listed on The Nasdaq Stock Market(R) based on market capitalization.

Financial Statements
The audited financial statements for the Everest3 Fund are incorporated by reference to the Everest3 Fund's Annual Report for the period December 1, 2000 through October 31, 2001, as filed with the Securities and Exchange Commission.


                                THE EVEREST FUNDS
                                     PART C
                                OTHER INFORMATION

Item 23. EXHIBITS

(a)  Declaration of Trust

     (i) Amended and Restated Certificate of Trust as filed with the Secretary of State of Delaware on September 28, 2000, was previously filed with Registrant's Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A filed with the SEC on August 15, 2000 and is incorporated by reference.

     (ii) Amended and Restated Agreement and Declaration of Trust dated September 27, 2000 was previously filed with Registrant's Pre-Effective Amendment No. 2 to its Registration Statement on Form N-1A with the SEC on November 3, 2000 and is incorporated by reference.

(b) Bylaws dated September 27, 2000 was previously filed with Registrant's Pre-Effective Amendment No. 2 to its Registration Statement on Form N-1A with the SEC on November 3, 2000 and is incorporated by reference.

(c) Instruments Defining Rights of Security Holders-- Incorporated by reference to the Amended and Restated Declaration of Trust and Bylaws.

(d)  Investment Advisory Agreements

     (i) Amended and Restated Investment Advisory Agreement dated November 1, 2001 was previously filed with Registrant's Post-Effective Amendment No. 2 to its Registration Statement on Form N-1A with the SEC on October 30, 2001 and is incorporated by reference.

     (ii) Investment Sub-Advisory Agreement dated November 3, 2000 was previously filed with Registrant's Pre-Effective Amendment No. 2 to its Registration Statement on Form N-1A with the SEC on November 3, 2000 and is incorporated by reference.

(e)  Underwriting Agreement

     (i) Distribution Agreement dated November 3, 2000 was previously filed with Registrant's Pre-Effective Amendment No. 2 to its Registration Statement on Form N-1A with the SEC on November 3, 2000 and is incorporated by reference.

(f)  Bonus or Profit Sharing Contracts-- Not applicable.

(g) Custody Agreement dated November 3, 2000 was previously filed with Registrant's Pre-Effective Amendment No. 2 to its Registration Statement on Form N-1A with the SEC on November 3, 2000 and is incorporated by reference.

(h)  Other Material Contracts

     (i) Fund Administration Servicing Agreement dated November 3, 2000 was previously filed with Registrant's Pre-Effective Amendment No. 2 to its Registration Statement on Form N-1A with the SEC on November 3, 2000 and is incorporated by reference.

     (ii) Transfer Agent Servicing Agreement dated November 3, 2000 was previously filed with Registrant's Pre-Effective Amendment No. 2 to its Registration Statement on Form N-1A with the SEC on November 3, 2000 and is incorporated by reference.

     (iii)Fund Accounting Servicing Agreement dated November 3, 2000 was previously filed with Registrant's Pre-Effective Amendment No. 2 to its Registration Statement on Form N-1A with the SEC on November 3, 2000 and is incorporated by reference.

     (iv) Fulfillment Servicing Agreement dated November 3, 2000 was previously filed with Registrant's Pre-Effective Amendment No. 2 to its Registration Statement on Form N-1A with the SEC on November 3, 2000 and is incorporated by reference.

     (v) Power of Attorney dated October 26, 2000 was previously filed with Registrant's Pre-Effective Amendment No. 2 to its Registration Statement on Form N-1A with the SEC on November 3, 2000 and is incorporated by reference.

(i) Opinion and Consent of Counsel dated November 2, 2000 was previously filed with Registrant's Pre-Effective Amendment No. 2 to its Registration Statement on Form N-1A with the SEC on November 3, 2000 and is incorporated by reference.

(j)  Consent of Independent Public Accountants is filed herewith.

(k)  Omitted Financial Statements-- Not applicable.

(l)  Agreement Relating to Initial Capital

     (i) Form of Subscription Agreement was previously filed with Registrant's Pre-Effective Amendment No. 2 to its Registration Statement on Form N-1A with the SEC on November 3, 2000 and is incorporated by reference.

(m) Rule 12b-1 Plan was previously filed with Registrant's Post-Effective Amendment No. 2 to its Registration Statement on Form N-1A with the SEC on October 30, 2001 and is incorporated by reference.

(n)  Rule 18f-3 Plan-- Not applicable.

(o)  Reserved

(p)  Code of Ethics

     (i)  Joint Code of Ethics for the Adviser  and  Registrant  was  previously filed with Registrant's Pre-Effective Amendment No. 2 to its Registration Statement on Form N-1A with the SEC on November 3, 2000 and is incorporated by reference.

     (ii) Code  of  Ethics  for  the  Sub-Adviser  was  previously   filed  with
          Registrant's Pre-Effective Amendment No. 2 to its Registration Statement on Form N-1A with the SEC on November 3, 2000 and is incorporated by reference.

Item 24. Persons Controlled by or Under Common Control with Registrant.

     No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25. Indemnification.

     Reference is made to Article VII of the Registrant's Amended and Restated Declaration of Trust.

     Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: "Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue."

Item 26. Business and Other Connections of the Investment Adviser

     Everest Funds Management, LLC ("Everest") is the investment adviser to each series of the Registrant. The principal business address of Everest is 5805 S. 86th Circle, Omaha, Nebraska 68127. Everest is an investment adviser registered under the Advisers Act. The business and other connections of Everest are set forth in the Uniform Application for Investment Adviser Registration of Everest ("Form ADV") as filed with the SEC and incorporated by reference herein.

     Pflug Koory, LLC ("Pflug") is the investment sub-adviser to each series of the Registrant. The principal business address of Pflug is 14441 Dupont Court Suite 100, Omaha, Nebraska 68144. Pflug is an investment adviser registered under the Advisers Act. The business and other connections of Pflug are set forth in its Form ADV as filed with the SEC and incorporated by reference herein.

Item 27. Principal Underwriters.

     (a)  Quasar  Distributors,   LLC,  615  East  Michigan  Street,  Milwaukee,
          Wisconsin, 53202, the Distributor for shares of the Registrant, will also act as Distributor for the following other investment companies:

---------------------------------------------- ------------------------------------------------
            Advisors Series Trust                         Hennessy Funds, Inc.
---------------------------------------------- ------------------------------------------------
             AHA Investment Funds                    The Hennessy Mutual Funds, Inc.
---------------------------------------------- ------------------------------------------------
             The Arbitrage Funds                             Investec Funds
---------------------------------------------- ------------------------------------------------
           Brandes Investment Trust                   Investors Research Fund, Inc.
---------------------------------------------- ------------------------------------------------
          Brandywine Blue Fund, Inc.                            IPS Funds
---------------------------------------------- ------------------------------------------------
       Builders Fixed Income Fund, Inc.                   Jefferson Group Trust
---------------------------------------------- ------------------------------------------------
     Country Asset Allocation Fund, Inc.               The Jensen Portfolio, Inc.
---------------------------------------------- ------------------------------------------------
         Country Long-Term Bond Fund                   Kayne Anderson Mutual Funds
---------------------------------------------- ------------------------------------------------
          Country Money Marker Fund                     Kit Cole Investment Trust
---------------------------------------------- ------------------------------------------------
   Country Short-Term Government Bond Fund             Light Revolution Fund, Inc.
---------------------------------------------- ------------------------------------------------
Country Taxable Fixed Income Series Fund, Inc.              The Lindner Funds
---------------------------------------------- ------------------------------------------------
      Country Tax Exempt Bond Fund, Inc.               Master's Select Funds Trust
------------------------------------------------------------------------------------------------
              Cullen Funds Trust                      1-800-MUTUALS Advisor Series
---------------------------------------------- ------------------------------------------------
       The Dessauer Global Equity Fund                    PIC Investment Trust
---------------------------------------------- ------------------------------------------------
                Everest Funds                       Professionally Managed Portfolios
---------------------------------------------- ------------------------------------------------
          First American Funds, Inc.                      Purisima Funds Trust
---------------------------------------------- ------------------------------------------------
  First American Insurance Portfolios, Inc.    Rainier Investment Management Mutual Funds
---------------------------------------------- ------------------------------------------------
    First American Investment Funds, Inc.              RNC Mutual Fund Group, Inc.
---------------------------------------------- ------------------------------------------------
     First American Strategy Funds, Inc.                    SAMCO Funds, Inc.
---------------------------------------------- ------------------------------------------------
               FFTW Funds, Inc.                       TIFF Investment Program, Inc.
---------------------------------------------- ------------------------------------------------
       Fleming Mutual Fund Group, Inc.                Trust for Investment Managers
---------------------------------------------- ------------------------------------------------
               Glen Rauch Funds                   TT International U.S.A. Master Trust
---------------------------------------------- ------------------------------------------------
             Glenmede Fund Group                              Wexford Trust
---------------------------------------------- ------------------------------------------------
         Harding, Loevner Funds, Inc.                         Zodiac Trust
---------------------------------------------- ------------------------------------------------


     (b) To the best of Registrant's knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal   Position and Offices with Quasar Positions and Offices with
Business Address     Distributors, LLC                Registrant
-------------------- -------------------------------- --------------------------
James R. Schoenike   President, Board Member          None
-------------------- -------------------------------- --------------------------
Donna J. Berth       Treasurer                        None
-------------------- -------------------------------- --------------------------
Suzanne E. Riley     Secretary                        None
-------------------- -------------------------------- --------------------------
Joe Redwine          Board Member                     None
-------------------- -------------------------------- --------------------------
Bob Kern             Board Member                     None
-------------------- -------------------------------- --------------------------
Paul Rock            Board Member                     None
-------------------- -------------------------------- --------------------------
Jennie Carlson       Board Member                     None
-------------------- -------------------------------- --------------------------

The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin, 53202.

     (c)  Not Applicable.

Item 28. Location of Accounts and Records.

     The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

----------------------------------- ------------------------------------
Records Relating to:                Are located at:
----------------------------------- ------------------------------------
Registrant's Fund Administrator,    U.S. Bancorp Fund Services, LLC
Fund Accountant and Transfer Agent  615 East Michigan Street, 3rd Floor
                                    Milwaukee, WI  53202
----------------------------------- ------------------------------------
Registrant's Custodian              U.S. Bank, N.A.
                                    425 Walnut Street
                                    Cincinnati, OH  45202
----------------------------------- ------------------------------------
Registrant's Investment Adviser     Everest Funds Management, LLC
                                    5805 S. 86th Circle
                                    Omaha, NE 68127
----------------------------------- ------------------------------------
Registrant's Investment Sub-Adviser Pflug Koory, LLC
                                    14441 Dupont Court Suite 100
                                    Omaha, NE  68144

Item 29. Management Services Not Discussed in Parts A and B.

         Not Applicable.

Item 30. Undertakings.

         Not Applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the city of Omaha and the State of Nebraska on the 8th day of January, 2002.


                                                     EVEREST FUNDS

                                                     By:/s/ Thomas F. Pflug
                                                     ---------------------------
                                                        Thomas F. Pflug, Trustee

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on January 8, 2002.

Signature                               Title
---------                               ------

Vinod Gupta*                            President, Chairperson, Treasurer and
------------                            Trustee
Vinod Gupta

Harold W. Andersen*                     Trustee
-------------------
Harold W. Andersen

Richard M. Krasno*                      Trustee
------------------
Richard M. Krasno

/s/ Gary Schwendiman, Ph.D.             Trustee
---------------------------
Gary Schwendiman, Ph.D.

Thomas F. Pflug*                        Trustee
----------------
Thomas F. Pflug

*  By /s/ Thomas F. Pflug
      --------------------
      Thomas F. Pflug
      Attorney-in-Fact pursuant to
      power of attorney previously filed
      and incorporated by reference.


EXHIBIT INDEX

      Exhibit                                                Exhibit No.
      -------                                                -----------
      Consent of Arthur Andersen LLP                         EX-99.j.